UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2017

Date of reporting period:	7/31/2016

Item 1 – Reports to Stockholders

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2016, at the beginning of the period and held through the six-month period ended July 31, 2016.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Ultra Short Bond Fund	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,002.70	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.81	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,009.80	0.04%	$0.20
Hypothetical	$1,000.00	$1,024.66	0.04%	$0.20

Prudential Institutional Money Market Fund	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual**	$1,000.00	$1,000.20	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.52	0.07%	$0.35

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2016, and divided by the 366 days in the Fund’s fiscal year ended January 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 13 day period ended July 31, 2016 due to its commencement of operations on July 19, 2016.

2	Visit our website at prudentialfunds.com

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 72.1%

ASSET-BACKED SECURITIES 31.0%

Non-Residential Mortgage-Backed Securities 19.3%
Ally Auto Receivables Trust,
Series 2013-2, Class A3	0.790%		01/15/18	675	$675,158
Series 2015-2, Class A2B	0.911	(a)	03/15/18	4,234	4,236,375
Series 2015-SN1, Class A2A	0.930		06/20/17	1,331	1,330,695
Series 2016-2, Class A2	1.170		10/15/18	5,000	5,007,011
Series 2016-3, Class A2	1.190		12/17/18	7,000	7,007,027
American Express Credit Account Master Trust,
Series 2013-1, Class A	0.901	(a)	02/16/21	38,600	38,719,672
Series 2013-3, Class A	0.980		05/15/19	4,250	4,251,133
Series 2014-1, Class A	0.851	(a)	12/15/21	10,000	10,005,596
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.721	(a)	05/15/20	18,000	18,012,596
Bank of America Credit Card Trust,
Series 2007-A4, Class A4	0.521	(a)	11/15/19	21,227	21,206,244
Series 2014-A1, Class A	0.861	(a)	06/15/21	15,129	15,130,793
Series 2014-A2, Class A	0.751	(a)	09/16/19	14,450	14,462,281
Series 2016-A1, Class A(b)	0.871	(a)	10/15/21	14,400	14,416,642
Bank of The West Auto Trust,
Series 2014-1, Class A3, 144A	1.090		03/15/19	6,889	6,888,598
BMW Vehicle Lease Trust,
Series 2015-1, Class A2B	0.807	(a)	02/21/17	4,802	4,802,697
Series 2015-2, Class A2B	1.017	(a)	01/22/18	9,398	9,405,615
Series 2016-1, Class A2B	0.987	(a)	01/22/18	5,000	5,008,148
CarMax Auto Owner Trust,
Series 2013-2, Class A3	0.640		01/16/18	1,060	1,059,907
Series 2014-4, Class A2B	0.751	(a)	02/15/18	131	130,773
Series 2015-3, Class A2B	0.931	(a)	11/15/18	6,402	6,406,244
Series 2015-4, Class A2B	1.081	(a)	04/15/19	5,559	5,568,356
Series 2016-1, Class A2B	1.011	(a)	04/15/19	6,000	6,005,430
Series 2016-2, Class A2B	0.951	(a)	06/17/19	3,000	3,003,814
Series 2016-3, Class A2	1.170		08/15/19	14,200	14,194,517
Chase Issuance Trust,
Series 2007-A2, Class A2	0.531	(a)	04/15/19	4,186	4,182,998
Series 2007-A3, Class A3	5.230		04/15/19	8,846	9,054,787
Series 2013-A3, Class A3	0.761	(a)	04/15/20	3,725	3,725,746
Series 2013-A6, Class A6	0.901	(a)	07/15/20	28,000	28,088,194
Series 2015-A1, Class A1	0.801	(a)	02/18/20	19,000	19,020,870
Series 2015-A3, Class A3	0.731	(a)	04/15/19	10,000	10,005,682

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	3

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Chrysler Capital Auto Receivables Trust,
Series 2015-BA, Class A2, 144A	1.460%		12/17/18	9,135	$9,140,535
Series 2016-AA, Class A2, 144A	1.470		04/15/19	5,000	5,008,294
Citibank Credit Card Issuance Trust,
Series 2006-A7, Class A7	0.713	(a)	12/17/18	13,000	12,997,400
Series 2007-A8, Class A8	5.650		09/20/19	6,030	6,343,214
Series 2013-A2, Class A2	0.768	(a)	05/26/20	20,500	20,514,340
Series 2013-A4, Class A4	0.908	(a)	07/24/20	10,000	10,032,908
Series 2013-A6, Class A6	1.320		09/07/18	15,000	15,007,467
Discover Card Execution Note Trust,
Series 2014-A1, Class A1	0.911	(a)	07/15/21	27,100	27,154,279
Series 2014-A4, Class A4	2.120		12/15/21	17,400	17,802,843
Series 2015-A1, Class A1	0.831	(a)	08/17/20	24,000	24,012,254
Series 2016-A2, Class A2	1.021	(a)	09/15/21	1,700	1,707,980
Ford Credit Auto Lease Trust,
Series 2015-A, Class A2B	0.761	(a)	12/15/17	2,931	2,930,405
Series 2016-A, Class A2B	1.021	(a)	11/15/18	7,000	7,004,773
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.661	(a)	11/15/34	3,464	3,204,482
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A2	1.100		12/20/17	3,190	3,190,738
Series 2015-3, Class A2B	1.067	(a)	06/20/18	4,677	4,681,836
Series 2016-1, Class A2B	1.087	(a)	07/20/18	12,000	12,018,430
Series 2016-2, Class A2B	0.987	(a)	10/22/18	5,000	5,001,498
Honda Auto Receivables Owner Trust, Series 2015-3, Class A2	0.920		11/20/17	3,527	3,526,892
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Class A2, 144A	1.000		10/16/17	3,791	3,790,644
Series 2016-A, Class A2B, 144A	1.031	(a)	07/16/18	5,000	5,010,012
Series 2016-B, Class A2B, 144A	0.901	(a)	11/15/18	4,500	4,502,489
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.741	(a)	08/16/21	9,000	8,976,493
Mercedes-Benz Auto Lease Trust,
Series 2015-A, Class A3	1.100		08/15/17	6,982	6,984,478
Series 2015-B, Class A2B	1.001	(a)	01/16/18	4,538	4,542,296
Series 2016-A, Class A2B	1.041	(a)	07/16/18	15,000	15,005,008
Navient Student Loan Trust,
Series 2016-2, Class A1, 144A	1.238	(a)	06/25/65	2,594	2,603,356
Series 2016-3A, Class A1, 144A	1.088	(a)	06/25/65	3,574	3,579,874
Nissan Auto Lease Trust,
Series 2014-B, Class A2B	0.731	(a)	04/17/17	1,197	1,197,319

See Notes to Financial Statements.

4

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Nissan Auto Lease Trust, (cont’d.)
Series 2015-B, Class A2B	1.011	% (a)	12/15/17	6,872	$6,884,201
Series 2016-A, Class A2B	0.861	(a)	08/15/18	6,800	6,810,375
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420		09/16/19	3,580	3,586,436
World Omni Auto Receivables Trust,
Series 2013-A, Class A3	0.640		04/16/18	340	339,875
Series 2013-B, Class A3	0.830		08/15/18	5,791	5,788,033
Series 2015-B, Class A2B	0.881	(a)	07/15/19	5,255	5,255,620
Series 2016-A, Class A2	1.320		12/16/19	8,000	8,011,297
World Omni Automobile Lease Securitization Trust,
Series 2014-A, Class A2B	0.691	(a)	03/15/17	2,310	2,309,640
Series 2016-A, Class A2B^	0.889	(a)	02/15/19	7,600	7,600,000

					585,071,613

Residential Mortgage-Backed Securities 11.7%
ABFC Trust,
Series 2003-AHL1, Class A1	4.184		03/25/33	478	477,092
Series 2003-OPT1, Class A3	1.168	(a)	04/25/33	896	857,851
Series 2004-HE1, Class M1	1.388	(a)	03/25/34	1,021	949,463
Series 2004-OPT5, Class A4	1.738	(a)	06/25/34	6,394	6,003,995
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.188	(a)	01/25/35	1,596	1,525,370
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2	3.038	(a)	11/25/33	110	103,893
Series 2003-OP1, Class M1	1.538	(a)	12/25/33	2,298	2,184,244
Series 2004-FM1, Class M1	1.388	(a)	09/25/33	507	477,476
Series 2004-OP1, Class M1	1.268	(a)	04/25/34	4,348	4,045,983
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	1.088	(a)	06/25/34	34	33,580
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	1.838	(a)	02/25/33	7,007	6,630,700
Series 2003-8, Class M1	1.538	(a)	10/25/33	2,989	2,825,265
Series 2003-9, Class AV2	1.168	(a)	09/25/33	261	245,180
Series 2003-11, Class AV2	1.228	(a)	12/25/33	356	340,182
Series 2003-12, Class M1	1.613	(a)	01/25/34	419	390,491
Series 2004-R5, Class M1	1.358	(a)	07/25/34	695	629,099
Series 2005-R9, Class AF4	4.563	(a)	11/25/35	649	659,148

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	5

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, (cont’d.)
Series 2005-R9, Class AF5	4.563	% (a)	11/25/35	1,808	$1,805,625
Series 2005-R11, Class A2D	0.818	(a)	01/25/36	138	136,183
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	2.288	(a)	07/25/32	83	70,792
Argent Securities, Inc.,
Series 2003-W2, Class M4	4.327	(a)	09/25/33	1,000	925,323
Series 2003-W3, Class M2	3.188	(a)	09/25/33	12,586	12,038,126
Series 2003-W5, Class M1	1.538	(a)	10/25/33	53	49,471
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W4, Class M1	1.688	(a)	10/25/33	3,328	3,277,960
Series 2004-W5, Class M1	1.388	(a)	04/25/34	300	283,748
Series 2004-W6, Class AV2	1.388	(a)	05/25/34	463	440,222
Series 2004-W6, Class M1	1.313	(a)	05/25/34	549	523,268
Series 2004-W7, Class M1	1.313	(a)	05/25/34	16,950	16,151,785
Series 2004-W8, Class A2	1.448	(a)	05/25/34	124	122,434
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE5, Class M2	3.331	(a)	09/15/33	334	286,566
Series 2003-HE6, Class A2	1.168	(a)	11/25/33	193	183,815
Series 2004-HE2, Class M1	1.313	(a)	04/25/34	280	264,012
Series 2004-HE3, Class M1	1.298	(a)	06/25/34	326	306,747
Bear Stearns Asset-Backed Securities Trust,
Series 2003-3, Class M1	1.718	(a)	06/25/43	783	720,244
Series 2004-1, Class M1	1.463	(a)	06/25/34	3,464	3,285,563
Series 2004-HE2, Class M1	1.388	(a)	03/25/34	4,729	4,532,755
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE7, Class M1	1.388	(a)	08/25/34	4,738	4,353,570
Series 2004-HE10, Class M1	1.463	(a)	12/25/34	1,216	1,151,013
CDC Mortgage Capital Trust,
Series 2003-HE3, Class M1	1.538	(a)	11/25/33	3,481	3,251,259
Series 2003-HE4, Class M1	1.463	(a)	03/25/34	1,199	1,148,025
Chase Funding Trust,
Series 2002-2, Class 2A1	0.988	(a)	05/25/32	404	365,563
Series 2003-1, Class 2A2	1.148	(a)	11/25/32	561	535,720
Series 2003-2, Class 2A2	1.048	(a)	02/25/33	406	347,341
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.583	(a)	03/25/32	2,355	2,291,750
Conseco Finance Corp., Series 2001-C, Class M1	1.181	(a)	08/15/33	556	542,170

See Notes to Financial Statements.

6

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2002-3, Class M1	1.613	%(a)	03/25/32	39	$38,003
Series 2003-2, Class 3A	0.990	(a)	08/26/33	492	439,107
Series 2003-BC4, Class M1	1.538	(a)	07/25/33	282	267,516
Series 2004-1, Class M1	1.238	(a)	03/25/34	867	833,355
Series 2004-ECC1, Class M1	1.433	(a)	11/25/34	2,581	2,420,522
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	2.088	(a)	03/25/32	406	383,248
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M1	1.508	(a)	11/25/33	891	846,162
Series 2004-CB3, Class M1	1.268	(a)	03/25/34	456	421,506
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.338	(a)	12/25/32	101	98,653
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860		08/25/33	113	113,085
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.358	(a)	11/25/34	9,548	9,152,053
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	1.208	(a)	08/25/34	323	307,044
Fremont Home Loan Trust,
Series 2003-B, Class M1	1.538	(a)	12/25/33	515	487,159
Series 2004-1, Class M1	1.163	(a)	02/25/34	2,015	1,843,751
Series 2004-2, Class M1	1.343	(a)	07/25/34	853	750,492
Series 2004-B, Class M1	1.358	(a)	05/25/34	5,321	4,911,022
Series 2004-C, Class M1	1.463	(a)	08/25/34	5,482	5,143,338
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	1.208	(a)	10/25/35	950	941,820
GSAMP Trust,
Series 2003-FM1, Class M2	3.262	(a)	03/20/33	73	68,759
Series 2004-FM1, Class M1	1.463	(a)	11/25/33	5,441	5,114,133
Series 2004-FM1, Class M2	2.588	(a)	11/25/33	83	81,541
Series 2004-NC1, Class M1	1.313	(a)	03/25/34	2,756	2,583,028
Home Equity Asset Trust,
Series 2002-3, Class M1	1.838	(a)	02/25/33	795	769,218
Series 2002-4, Class M1	1.988	(a)	03/25/33	674	653,927
Series 2003-2, Class M1	1.808	(a)	08/25/33	1,413	1,316,022
Series 2003-3, Class M1	1.778	(a)	08/25/33	1,569	1,499,593
Series 2003-4, Class M1	1.688	(a)	10/25/33	7,229	6,671,341
Series 2003-8, Class M1	1.568	(a)	04/25/34	592	544,028
Series 2004-1, Class M1	1.433	(a)	06/25/34	10,700	10,076,017

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	7

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2004-2, Class M1	1.283	%(a)	07/25/34	2,914	$2,732,741
Series 2004-3, Class M1	1.343	(a)	08/25/34	2,260	2,076,936
HSBC Home Equity Loan Trust,
Series 2007-2, Class M2	0.857	(a)	07/20/36	1,000	948,460
Series 2007-3, Class M2	2.987	(a)	11/20/36	3,500	3,489,868
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.738	(a)	03/25/36	1,400	1,204,905
Long Beach Mortgage Loan Trust,
Series 2003-3, Class M1	1.613	(a)	07/25/33	1,465	1,376,959
Series 2003-4, Class M1	1.508	(a)	08/25/33	1,789	1,705,012
Series 2004-1, Class M1	1.238	(a)	02/25/34	21,909	20,773,369
Series 2004-2, Class M1	1.283	(a)	06/25/34	5,890	5,709,902
Series 2004-3, Class M1	1.343	(a)	07/25/34	4,850	4,660,715
MASTR Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1	1.188	(a)	09/25/34	806	734,053
Series 2004-OPT2, Class A2	1.188	(a)	09/25/34	170	154,418
Series 2004-WMC3, Class M1	1.313	(a)	10/25/34	2,056	1,955,046
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC2, Class M2	3.338	(a)	02/25/34	237	239,273
Series 2004-HE2, Class A1A	1.288	(a)	08/25/35	51	46,688
Series 2004-HE2, Class M1	1.688	(a)	08/25/35	897	852,733
Series 2004-WMC1, Class M2	2.138	(a)	10/25/34	1,644	1,602,683
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC6, Class M1	1.988	(a)	11/25/32	522	515,383
Series 2003-HE1, Class M1	1.688	(a)	05/25/33	2,194	2,085,461
Series 2003-NC5, Class M1	1.763	(a)	04/25/33	4,123	4,087,677
Series 2003-NC5, Class M3	3.938	(a)	04/25/33	88	83,986
Series 2003-NC8, Class M1	1.538	(a)	09/25/33	1,669	1,588,602
Series 2003-NC8, Class M2	3.113	(a)	09/25/33	170	150,174
Series 2003-NC10, Class M1	1.508	(a)	10/25/33	350	331,580
Series 2004-HE1, Class A4	1.228	(a)	01/25/34	1,253	1,184,475
Series 2004-HE5, Class M1	1.433	(a)	06/25/34	1,092	1,032,134
Series 2004-HE7, Class M1	1.388	(a)	08/25/34	3,607	3,335,826
Series 2004-HE8, Class M1	1.448	(a)	09/25/34	19,810	18,563,024
Series 2004-NC1, Class M1	1.538	(a)	12/27/33	1,210	1,171,449
Series 2004-NC5, Class M1	1.388	(a)	05/25/34	683	630,839
Series 2004-WMC2, Class M1	1.403	(a)	07/25/34	1,424	1,363,999

See Notes to Financial Statements.

8

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM2, Class M1	1.613	%(a)	05/25/32	575	$546,194
Series 2002-AM3, Class M2	3.488	(a)	02/25/33	210	205,746
Series 2002-NC5, Class M1	1.898	(a)	10/25/32	656	621,530
Series 2002-NC5, Class M2	2.888	(a)	10/25/32	80	72,616
Series 2003-NC3, Class M1	1.838	(a)	03/25/33	701	675,755
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	1.613	(a)	10/25/33	4,604	4,443,504
Series 2003-6, Class M1	1.568	(a)	01/25/34	7,405	6,929,226
Series 2004-1, Class M1	1.373	(a)	05/25/34	5,423	4,993,287
Series 2004-3, Class M1	1.418	(a)	11/25/34	12,150	10,895,390
Series 2004-4, Class M1	1.253	(a)	02/25/35	15,241	13,936,078
Option One Mortgage Loan Trust,
Series 2004-1, Class M1	1.388	(a)	01/25/34	1,692	1,582,569
Series 2004-2, Class M1	1.283	(a)	05/25/34	4,270	3,961,815
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.670	(a)	09/25/34	812	770,264
Quest Trust, Series 2006-X2, Class A2, 144A	0.778	(a)	08/25/36	5,133	4,072,529
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.348	(a)	06/25/33	306	291,640
Residential Asset Mortgage Product,
Series 2004-RS3, Class AI4	5.335	(a)	03/25/34	532	556,444
Series 2004-RS8, Class AI5	5.980		08/25/34	8,260	8,507,748
Residential Asset Securities Corp.,
Series 2003-KS11, Class AI5	6.050		01/25/34	3,981	4,159,811
Series 2004-KS1, Class AI5	5.221		02/25/34	3,695	3,820,668
Series 2004-KS3, Class AI5	4.770		04/25/34	6,379	6,640,783
Series 2004-KS5, Class AI5	5.019	(a)	06/25/34	10,308	10,346,038
Saxon Asset Securities Trust,
Series 2001-2, Class M1	1.248	(a)	03/25/31	481	419,940
Series 2001-3, Class M1	1.658	(a)	07/25/31	38	37,371
Series 2003-3, Class M2	2.888	(a)	12/25/33	94	84,461
Series 2004-2, Class AF3	5.153	(a)	08/25/35	2,779	2,791,060
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.268	(a)	02/25/34	4,524	4,228,121
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1	1.688	(a)	01/25/34	279	268,906
Series 2003-BC3, Class M1	1.463	(a)	08/25/34	5,346	5,148,134
Series 2004-BC1, Class M1	1.253	(a)	02/25/35	1,736	1,609,366
Series 2004-BC4, Class A1B	1.288	(a)	10/25/35	832	741,271
Series 2006-BC1, Class A2C	0.688	(a)	12/25/36	33	32,928

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	9

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2003-BC1, Class A2	1.168	%(a)	01/25/33	194	$178,860
Series 2004-2, Class A4	1.193	(a)	03/25/34	13,844	12,703,177
Series 2004-4, Class A4	1.288	(a)	04/25/34	3,782	3,529,721
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.688	(a)	12/25/35	297	287,604
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	1.328	(a)	10/25/34	45	43,923

					353,068,353

TOTAL ASSET-BACKED SECURITIES (cost $891,103,317)					938,139,966

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.8%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.573	(a)	04/10/49	8,124	8,256,905
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	1.881	(a)	12/15/27	24,032	24,107,304
CGGS Commercial Mortgage Trust, Series 2016-RNBD, Class AFL, 144A	2.131	(a)	02/15/33	11,400	11,511,404
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class A1	0.685		09/10/45	218	218,202
Series 2013-GC17, Class A2	2.962		11/10/46	10,000	10,300,565
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A1A	5.199		08/15/48	8,785	8,839,313
Series 2006-C1, Class A4	5.223		08/15/48	1,562	1,564,167
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292		12/10/46	5,026	5,068,995
Series 2014-FL5, Class A, 144A	1.851	(a)	10/15/31	20,980	20,681,140
Series 2014-UBS2, Class A2	2.820		03/10/47	13,050	13,409,602
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642		08/10/44	843	842,814
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	(a)	12/10/49	15,681	15,892,032
GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class A, 144A	2.411	(a)	02/15/33	12,100	12,217,796
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560		11/10/39	4,683	4,694,833
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	1.733	(a)	11/15/29	8,000	8,010,070

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3	3.272%		07/15/45	10,000	$10,528,612
Series 2013-C15, Class A2FL, 144A	1.131	(a)	11/15/45	761	763,922
Series 2014-C21, Class A2	2.892		08/15/47	10,000	10,394,863
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB18, Class A1A	5.431	(a)	06/12/47	5,754	5,805,982
Series 2007-CB19, Class A1A	5.699	(a)	02/12/49	10,352	10,583,512
Series 2011-C5, Class A2	3.149		08/15/46	3,841	3,839,204
Series 2012-C8, Class A2	1.797		10/15/45	5,800	5,829,630
Series 2012-LC9, Class A2	1.677		12/15/47	716	718,829
Series 2014-FL5, Class A, 144A	1.146	(a)	07/15/31	10,562	10,559,846
Series 2014-PHH, Class A, 144A	1.682	(a)	08/15/27	21,170	21,102,455
Series 2016-FL6, Class A, 144A	1.881	(a)	11/15/31	13,763	13,740,154
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387		02/15/40	9,305	9,442,454
ML-CFC Commercial Mortgage Trust,
Series 2006-3, Class A1A	5.409	(a)	07/12/46	1,957	1,955,640
Series 2006-4, Class A3	5.172		12/12/49	3,887	3,899,222
Series 2007-6, Class A2	5.331		03/12/51	201	202,375
Series 2007-6, Class A2FL, 144A	0.616	(a)	03/12/51	9,923	9,901,950
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A2FL	0.641	(a)	04/15/49	4,238	4,234,622
Series 2011-C3, Class A2	3.224		07/15/49	74	74,146
SCG Trust, Series 2013-SRP1, Class A, 144A	1.881	(a)	11/15/26	9,000	9,001,314
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	1.701	(a)	11/15/27	20,601	20,417,317
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533		12/10/45	21,000	21,621,443
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A	5.559		10/15/48	7,194	7,200,054
Series 2006-C28, Class A4	5.572		10/15/48	2,611	2,609,475
Series 2006-C29, Class A1A	5.297		11/15/48	3,272	3,294,200
Series 2007-C30, Class A3	5.246		12/15/43	290	290,622
Series 2007-C32, Class A1A	5.702	(a)	06/15/49	16,848	17,242,066
Series 2007-C33, Class A1A	5.948	(a)	02/15/51	5,335	5,517,015
Series 2007-C34, Class A1A	5.608	(a)	05/15/46	23,025	23,526,479
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2	1.844		10/15/45	6,345	6,375,598

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $392,362,920)					386,288,143

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	11

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 26.3%

Auto Manufacturers 2.0%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	1.157	%(a)	10/07/16	7,000	$7,006,195
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.250		01/15/19	7,000	7,138,467
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.445	(a)	02/19/19	20,000	20,175,640
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	1.066	(a)	11/18/16	25,000	24,996,424

					59,316,726

Banks 10.9%
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.934	(a)	02/23/17	25,000	24,994,500
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	1.597		05/23/18	25,000	25,219,450
Citigroup, Inc., Sr. Unsec’d. Notes	1.361	(a)	11/24/17	30,000	30,046,890
Cooperatieve Rabobank (Netherlands), Sr. Unsec’d. Notes	1.050	(a)	02/01/17	25,000	24,998,750
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	1.755	(a)	04/25/19	25,000	25,124,550
MUFG Union Bank NA, Sr. Unsec’d. Notes	1.500		09/26/16	22,569	22,575,320
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.496	(a)	09/17/18	16,000	16,077,184
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	0.897	(a)	02/03/17	30,000	30,016,680
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.136	(a)	03/14/19	25,000	25,130,750
State Street Bank & Trust Co., Sr. Unsec’d. Notes	1.152	(a)	04/18/17	20,000	20,010,960
Toronto-Dominion Bank (Canada), Sr. Unsec’d. Notes	1.043	(a)	02/01/17	25,000	24,998,750
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	1.800		03/26/18	10,000	10,065,200
US Bank NA, Sr. Unsec’d. Notes, MTN	1.450		01/29/18	24,000	24,148,944
Wells Fargo Bank NA,
Sr. Unsec’d. Notes	1.232	(a)	09/07/17	10,000	10,028,740
Sr. Unsec’d. Notes	1.442	(a)	01/22/18	16,700	16,785,988

					330,222,656

Beverages 0.3%
PepsiCo., Inc., Sr. Unsec’d. Notes	1.244	(a)	02/22/19	10,000	10,066,240

Biotechnology 0.4%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850		09/04/18	12,000	12,185,304

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Brokerage 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(c)	3.000%		05/25/10	50,000	$3,575,000

Computers 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.474	(a)	02/22/19	10,000	10,143,520
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.393	(a)	10/05/17	30,000	30,258,780
International Business Machine Corp., Sr. Unsec’d. Notes	1.076	(a)	08/18/17	10,000	10,040,660

					50,442,960

Diversified Financial Services 0.8%
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300		06/05/17	25,000	24,997,500

Electric 0.4%
Black Hills Corp., Sr. Unsec’d. Notes	2.500		01/11/19	12,000	12,231,372

Gas 0.1%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950		02/01/17	4,377	4,468,195

Healthcare-Services 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	1.307	(a)	12/08/17	25,000	25,063,400
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.129	(a)	01/17/17	16,000	16,012,976

					41,076,376

Insurance 1.2%
Berkshire Hathaway Finance Corp., Gtd. Notes	1.232	(a)	03/07/18	15,000	15,093,270
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.045	(a)	04/10/17	20,000	20,022,880

					35,116,150

Machinery-Construction & Mining 0.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.354	(a)	02/23/18	10,000	10,064,600

Non-Captive Finance 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.105	(a)	12/20/16	23,000	22,982,060

Oil & Gas 1.5%
Husky Oil Ltd. (Canada), Sr. Unsec’d. Notes	7.550		11/15/16	30,560	30,806,497

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	13

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands), Gtd. Notes	1.250%		11/10/17	14,700	$14,736,279

					45,542,776

Oil & Gas Services 1.4%
Cameron International Corp., Sr. Unsec’d. Notes	1.150		12/15/16	12,000	12,017,580
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	1.900		12/21/17	30,000	30,258,270

					42,275,850

Retail 1.5%
CVS Health Corp., Sr. Unsec’d. Notes	1.200		12/05/16	25,000	25,034,850
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	1.256	(a)	09/14/18	5,000	5,039,990
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100		12/07/18	15,000	15,310,320

					45,385,160

Telecommunications 1.5%
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.961	(a)	03/03/17	35,000	35,059,220
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.183	(a)	09/15/16	10,000	10,019,270

					45,078,490

TOTAL CORPORATE BONDS (cost $825,022,951)					795,027,415

MUNICIPAL BOND 0.8%

California
University of California Rev., Fltg. Rate Notes, Taxable, Series Y-1 (cost $25,000,000)	0.967	(a)	07/01/41	25,000	25,006,000

NON-CORPORATE FOREIGN AGENCY 1.2%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.445	(a)	04/10/17	36,275	36,313,524

TOTAL LONG-TERM INVESTMENTS (cost $2,169,764,188)					2,180,775,048

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 27.8%

AFFILIATED MUTUAL FUND 4.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $120,235,389)(Note 3)(d)			120,235,389	$120,235,389

			Principal Amount (000)#
COMMERCIAL PAPER(e) 21.4%
Agrium, Inc., 144A	0.817%	08/16/16	9,000	8,996,647
Agrium, Inc., 144A	0.920	08/02/16	11,000	10,999,130
Ameren Corp.	0.786	08/10/16	6,000	5,998,536
American Electric Power Co., 144A	0.817	08/10/16	5,900	5,898,560
American Electric Power Co., 144A	0.837	08/16/16	3,000	2,998,882
American Electric Power Co., 144A	0.838	08/23/16	5,000	4,997,382
American Electric Power Co., 144A	0.858	08/22/16	6,000	5,996,988
American Water Capital Corp., 144A	0.694	08/18/16	6,000	5,997,840
Amphenol Corp., 144A	0.848	08/11/16	15,000	14,996,019
Amphenol Corp., 144A	0.848	09/01/16	10,000	9,992,775
Anheuser-Busch InBev Worldwide, Inc., 144A	1.601	01/13/17	25,000	24,910,750
Assa Abloy Financial Services AB, 144A	0.817	08/11/16	2,000	1,999,469
Assa Abloy Financial Services AB, 144A	1.044	09/26/16	2,500	2,496,689
Assa Abloy Financial Services AB, 144A	1.054	09/20/16	5,499	5,492,556
BASF SE, 144A	1.214	01/05/17	25,000	24,918,000
BAT International Finance PLC, 144A	0.930	08/15/16	12,000	11,995,790
Baxter International, Inc., 144A	0.776	08/08/16	10,000	9,997,978
Bell Canada, 144A	0.827	08/08/16	6,000	5,998,953
Bell Canada, 144A	0.827	08/16/16	4,000	3,998,710
Bell Canada, 144A	0.838	08/15/16	10,000	9,996,964
Cabot Corp., 144A	0.684	08/01/16	2,000	1,999,882
Cabot Corp., 144A	0.786	08/12/16	11,000	10,996,843
Centerpoint Energy, Inc., 144A	0.899	08/22/16	13,000	12,993,474
Commonwealth Bank of Australia, 144A	1.078	04/19/17	20,000	20,001,720
Cox Enterprises, Inc., 144A	0.766	08/02/16	5,000	4,999,604
Cox Enterprises, Inc., 144A	0.776	08/03/16	10,000	9,999,007
Deutsche Telekom AG, 144A	0.920	08/10/16	25,000	24,993,900
Duke Energy Corp., 144A	0.776	08/09/16	6,000	5,998,662
Eastman Chemical Co., 144A	0.766	08/17/16	4,000	3,998,423
Eaton Corp., 144A	0.684	08/04/16	9,000	8,998,923
Electricite de France, 144A	1.560	01/09/17	20,000	19,889,400
Enterprise Products Operating LLC, 144A	0.879	08/18/16	1,725	1,724,283
Enterprise Products Operating LLC, 144A	0.879	08/22/16	14,000	13,992,972
Enterprise Products Operating LLC, 144A	0.899	08/16/16	10,000	9,996,275

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	15

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER(e) (Continued)
ERAC USA Finance LLC, 144A	0.796%	08/08/16	6,000	$5,998,787
ERAC USA Finance LLC, 144A	1.075	09/14/16	6,000	5,993,859
ERAC USA Finance LLC, 144A	1.106	09/20/16	10,000	9,988,281
FMC Technologies, Inc., 144A	0.899	08/08/16	11,000	10,997,776
FMC Technologies, Inc., 144A	0.940	08/18/16	3,587	3,585,509
Ford Motor Credit Co., 144A	1.023	10/06/16	25,000	24,950,598
Holcim US Finance Sarl Cie Services, 144A	0.827	08/29/16	5,000	4,996,723
Kroger Co. (The), 144A	0.653	08/03/16	16,000	15,998,411
Kroger Co. (The), 144A	0.653	08/04/16	9,000	8,998,923
Monsanto Co., 144A	0.837	08/01/16	20,000	19,998,817
National Oilwell Varco, Inc., 144A	0.766	08/11/16	5,000	4,999,305
Omnicom Capital, Inc., 144A	0.838	08/08/16	6,000	5,998,787
Omnicom Capital, Inc., 144A	0.838	08/09/16	9,000	8,997,992
Potash Corp. of Saskatchewan, Inc., 144A	0.786	08/16/16	2,000	1,999,255
Potash Corp. of Saskatchewan, Inc., 144A	0.796	08/22/16	19,000	18,990,462
Spectra Energy Partners LP, 144A	0.940	08/18/16	6,000	5,997,507
Starwood Hotels Resort, 144A	0.704	08/01/16	10,000	9,999,408
Starwood Hotels Resort, 144A	0.704	08/03/16	3,000	2,999,702
Starwood Hotels Resort, 144A	0.704	08/04/16	4,000	3,999,521
Suncor Energy, Inc., 144A	0.940	08/24/16	15,000	14,991,750
Suncor Energy, Inc., 144A	0.992	08/26/16	4,000	3,997,642
Suncor Energy, Inc., 144A	1.023	08/08/16	12,000	11,997,573
Thomson Reuters Corp., 144A	1.023	09/02/16	13,000	12,991,570
Thomson Reuters Corp., 144A	1.033	09/12/16	9,000	8,992,350
TransCanada American Investments Ltd., 144A	0.971	08/22/16	2,200	2,198,896
TransCanada American Investments Ltd., 144A	1.043	09/23/16	25,000	24,968,811
Tyco Int’l. Finance SA, 144A	0.786	08/01/16	4,000	3,999,763
Tyco Int’l. Finance SA, 144A	0.786	08/02/16	4,000	3,999,684
VF Corp., 144A	0.776	08/30/16	7,000	6,995,875
VF Corp., 144A	0.776	09/06/16	4,000	3,997,088
Virginia Electric and Power Co.	0.653	08/03/16	7,000	6,999,402
Volvo Treasury NA LP, 144A	0.817	08/02/16	8,000	7,999,367
Volvo Treasury NA LP, 144A	0.817	08/03/16	6,500	6,499,354
Whirlpool Corp., 144A	0.930	09/16/16	13,000	12,986,057
WPP PC LLC, 144A	0.868	08/26/16	8,000	7,995,283

TOTAL COMMERCIAL PAPER (cost $646,194,371)				646,362,074

TIME DEPOSITS 2.1%
DuPont Teijin Films U.S. LP(b)	0.800	08/30/16	23,000	23,000,000
Kimco Realty Corp.(b)	0.800	08/16/16	18,000	18,000,000

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
TIME DEPOSITS (Continued)
Liberty Property LP(b)	0.800%		08/15/16	23,000	$23,000,000

TOTAL TIME DEPOSITS (cost $64,000,000)					64,000,000

U.S. GOVERNMENT AGENCY OBLIGATION 0.3%
Federal Home Loan Bank(f) (cost $9,992,632)	0.510	(e)	09/23/16	10,000	9,996,300

TOTAL SHORT-TERM INVESTMENTS (cost $840,422,392)					840,593,763

TOTAL INVESTMENTS 99.9% (cost $3,010,186,580)(Note 5)					3,021,368,811
Other assets in excess of liabilities(g) 0.1%					3,478,525

NET ASSETS 100.0%					$3,024,847,336

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CMBS—Collateralized Mortgage-Backed Security

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,600,000 and 0.3% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(b)	Indicates a security that has been deemed illiquid.
(c)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Interest rate swap agreements outstanding at July 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
25,000	12/06/16	0.575%	3 Month LIBOR(1)	$21,560	$—	$21,560	Bank of Nova Scotia

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
30,000	09/13/16	1.036%	3 Month LIBOR(1)	$285	$(12,469)	$(12,754)
50,000	09/19/16	0.774%	3 Month LIBOR(1)	275	(6,811)	(7,086)
20,000	11/13/16	0.598%	3 Month LIBOR(1)	—	10,991	10,991
20,000	12/13/16	0.726%	3 Month LIBOR(1)	200	3,006	2,806
15,000	03/04/17	0.828%	3 Month LIBOR(1)	188	(2,890)	(3,078)
8,400	06/15/17	2.880%	3 Month LIBOR(1)	(30,389)	(152,009)	(121,620)
25,000	08/08/17	0.724%	3 Month LIBOR(1)	207	28,148	27,941
30,000	12/14/17	1.054%	3 Month LIBOR(1)	217	(84,532)	(84,749)
10,000	01/26/18	0.935%	3 Month LIBOR(1)	173	(11,266)	(11,439)
24,000	01/28/18	0.909%	3 Month LIBOR(1)	204	(16,364)	(16,568)
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(126,479)	(848,929)	(722,450)
25,000	05/20/18	0.805%	1 Month LIBOR(1)	207	(65,981)	(66,188)
10,000	01/08/19	1.344%	3 Month LIBOR(1)	190	(105,712)	(105,902)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	226	(409,591)	(409,817)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	195	(232,585)	(232,780)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(181,840)	(182,023)
22,500	12/08/19	1.100%	3 Month LIBOR(1)	(3,658)	(106,827)	(103,169)
20,100	06/15/20	1.035%	3 Month LIBOR(1)	232	(37,797)	(38,029)
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(276,205)	(276,205)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(1,220,004)	(1,220,004)

				$(157,544)	$(3,729,667)	$(3,572,123)

(1)	The Fund pays the fixed rate and receives the floating rate.

A U.S. Government Agency Obligation with a market value of $2,309,145 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at July 31, 2016.

See Notes to Financial Statements.

18

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$577,471,613	$7,600,000
Residential Mortgage-Backed Securities	—	353,068,353	—
Commercial Mortgage-Backed Securities	—	386,288,143	—
Corporate Bonds	—	795,027,415	—
Municipal Bond	—	25,006,000	—
Non-Corporate Foreign Agency	—	36,313,524	—
Affiliated Mutual Fund	120,235,389	—	—
Commercial Paper	—	646,362,074	—
Time Deposits	—	64,000,000	—
U.S. Government Agency Obligation	—	9,996,300	—
Other Financial Instruments*
OTC Interest Rate Swap Agreement	—	21,560	—
Centrally Cleared Interest Rate Swap Agreements	—	(3,572,123)	—

Total	$120,235,389	$2,889,982,859	$7,600,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2016 were as follows:

Commercial Paper	21.4%
Non-Residential Mortgage-Backed Securities	19.3
Commercial Mortgage-Backed Securities	12.8
Residential Mortgage-Backed Securities	11.7
Banks	10.9
Affiliated Mutual Fund	4.0
Time Deposits	2.1
Auto Manufacturers	2.0
Computers	1.7
Oil & Gas	1.5
Retail	1.5
Telecommunications	1.5
Oil & Gas Services	1.4
Healthcare-Services	1.4
Non-Corporate Foreign Agency	1.2
Insurance	1.2%
Municipal Bond	0.8
Diversified Financial Services	0.8
Non-Captive Finance	0.8
Electric	0.4
Biotechnology	0.4
Beverages	0.3
Machinery-Construction & Mining	0.3
U.S. Government Agency Obligation	0.3
Gas	0.1
Brokerage	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$41,738	*	Due from/to broker—variation margin swaps	$3,613,861	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	21,560		—	—

Total		$63,298			$3,613,861

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swaps contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

20

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(4,992,368)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swaps
Interest rate contracts	$4,308,047

For the six months ended July 31, 2016, the Fund’s average notional amount in USD (000) for interest rate swaps was $518,700.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of Nova Scotia	$21,560	$—	$—	$21,560

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of Nova Scotia	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $2,889,951,191)	$2,901,133,422
Affiliated investments (cost $120,235,389)	120,235,389
Cash	5,171,579
Dividends and interest receivable	3,881,334
Tax reclaim receivable	21,913
Unrealized appreciation on OTC swap agreements	21,560

Total assets	3,030,465,197

Liabilities
Payable for investments purchased	5,171,119
Due to broker—variation margin swaps	280,042
Accrued expenses and other liabilities	90,859
Management fee payable	59,174
Affiliated transfer agent fee payable	16,667

Total liabilities	5,617,861

Net Assets	$3,024,847,336

Net assets were comprised of:
Shares of beneficial interest, at par	$325,243
Paid-in capital in excess of par	3,290,691,691

3,291,016,934
Undistributed net investment income	1,610,832
Accumulated net realized loss on investment transactions	(275,412,098)
Net unrealized appreciation on investments	7,631,668

Net assets, July 31, 2016	$3,024,847,336

Net asset value and redemption price per share ($3,024,847,336 ÷ 325,243,098 shares of $.001 par value common stock issued and outstanding)	$9.30

See Notes to Financial Statements.

22

Prudential Core Short-Term Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2016

Net Investment Income (Loss)
Income
Interest income	$19,872,622
Affiliated dividend income	141,481

Total income	20,014,103

Expenses
Management fee	360,720
Custodian and accounting fees	54,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Audit fee	19,000
Insurance expenses	15,000
Legal fees and expenses	10,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Miscellaneous	10,370

Total expenses	529,090

Net investment income (loss)	19,485,013

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	821,894
Swap agreement transactions	(4,992,368)

(4,170,474)

Net change in unrealized appreciation (depreciation) on:
Investments	10,758,187
Swap agreements	4,308,047

15,066,234

Net gain (loss) on investment transactions	10,895,760

Net Increase (Decrease) In Net Assets Resulting From Operations	$30,380,773

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2016	Year Ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,485,013	$45,730,440
Net realized gain (loss) on investment transactions	(4,170,474)	20,796,641
Net change in unrealized appreciation (depreciation) on investments	15,066,234	(32,337,782)

Net increase (decrease) in net assets resulting from operations	30,380,773	34,189,299

Dividends from net investment income (Note 1)	(22,781,912)	(52,157,681)

Fund share transactions (Note 6)
Net proceeds from shares sold	160,000,000	60,600,000
Net asset value of shares issued in reinvestment of dividends and distributions	22,781,883	52,147,100
Cost of shares reacquired	(160,000,000)	(752,316,716)

Net increase (decrease) in net assets from Fund share transactions	22,781,883	(639,569,616)

Total increase (decrease)	30,380,744	(657,537,998)

Net Assets:
Beginning of period	2,994,466,592	3,652,004,590

End of period(a)	$3,024,847,336	$2,994,466,592

(a) Includes undistributed net investment income of:	$1,610,832	$4,907,731

See Notes to Financial Statements.

24

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (unaudited)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
SHORT-TERM INVESTMENTS 99.5%

CERTIFICATES OF DEPOSIT 21.4%
Bank of America NA	0.807	%(a)	09/01/16	255,350	$255,345,914
Bank of America NA	0.850		10/20/16	71,000	70,982,321
Bank of Montreal	0.690		10/05/16	74,700	74,721,103
Bank of Montreal	0.690		10/13/16	149,400	149,437,090
Bank of Montreal	0.869	(a)	10/14/16	174,100	174,187,224
Bank of Montreal	0.876	(a)	11/14/16	12,000	12,008,304
Bank of Montreal	1.041	(a)	02/01/17	169,000	168,991,381
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.640		08/22/16	56,000	56,006,319
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.760		10/03/16	186,800	186,849,620
Canadian Imperial Bank of Commerce	0.650		10/03/16	56,000	56,014,330
Canadian Imperial Bank of Commerce	0.861	(a)	10/17/16	174,100	174,183,046
Canadian Imperial Bank of Commerce	0.982	(a)	02/09/17	176,300	176,338,786
Citibank NA	0.620		08/23/16	171,800	171,818,187
Citibank NA	0.650		09/01/16	139,000	139,020,796
Citibank NA	0.650		10/03/16	59,800	59,806,578
Cooperatieve Rabobank UA	0.750		11/10/16	183,100	183,085,605
Cooperatieve Rabobank UA	0.840	(a)	10/07/16	175,600	175,681,654
Cooperatieve Rabobank UA	1.050	(a)	02/01/17	74,000	73,996,300
Credit Agricole Corporate & Investment Bank	0.900		11/01/16	237,600	237,676,167
Natixis SA	0.410		08/03/16	203,000	203,002,820
Nordea Bank Finland PLC	1.097	(a)	04/21/17	186,800	186,830,822
Royal Bank of Canada	0.848	(a)	09/02/16	210,000	210,076,230
Skandinaviska Enskilda Banken AB	1.037	(a)	05/02/17	13,150	13,152,946
State Street Bank & Trust Co.	0.700		10/25/16	149,000	149,020,696
State Street Bank & Trust Co.	0.787	(a)	08/01/16	90,000	90,002,970
State Street Bank & Trust Co.	0.800		08/01/16	74,700	74,702,167
State Street Bank & Trust Co.	0.824	(a)	11/10/16	204,700	204,759,363
State Street Bank & Trust Co.	1.152	(a)	04/18/17	132,700	132,772,719
Sumitomo Mitsui Banking Corp.	0.450		08/08/16	140,500	140,501,557
Svenska Handelsbanken AB	0.655		10/11/16	186,800	186,799,918
Svenska Handelsbanken AB	0.808	(a)	08/17/16	12,600	12,602,432
Svenska Handelsbanken AB	1.097	(a)	04/21/17	14,900	14,902,593
Toronto-Dominion Bank (The)	1.025	(a)	05/19/17	168,100	168,101,849
Toronto-Dominion Bank (The)	1.043	(a)	02/01/17	42,000	41,997,900
U.S. Bank NA	0.760		08/24/16	138,200	138,240,797
Wells Fargo Bank NA	0.650		09/06/16	171,800	171,769,698
Wells Fargo Bank NA	0.823	(a)	09/06/16	174,100	174,161,631
Wells Fargo Bank NA	0.824	(a)	11/10/16	37,400	37,410,808
Wells Fargo Bank NA	0.993	(a)	03/01/17	16,400	16,393,932
Wells Fargo Bank NA	1.080	(a)	04/13/17	168,100	168,130,090

TOTAL CERTIFICATES OF DEPOSIT (cost $5,130,647,728)					5,131,484,663

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	25

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER 39.8%
ABN AMRO Funding USA LLC, 144A	0.633	%(b)	08/09/16	46,600	$46,594,589
ABN AMRO Funding USA LLC, 144A	0.664	(b)	10/11/16	42,600	42,556,830
ABN AMRO Funding USA LLC, 144A	0.664	(b)	10/12/16	18,700	18,680,716
ABN AMRO Funding USA LLC, 144A	0.746	(b)	11/07/16	37,400	37,340,506
ABN AMRO Funding USA LLC, 144A	0.787	(b)	11/10/16	18,700	18,668,829
ABN AMRO Funding USA LLC, 144A	0.830	(b)	11/17/16	164,000	163,696,600
ABN AMRO Funding USA LLC, 144A	0.869	(b)	11/22/16	5,000	4,990,059
Apple, Inc., 144A	0.387	(b)	08/19/16	57,500	57,488,697
Apple, Inc., 144A	0.397	(b)	08/10/16	149,400	149,384,413
Apple, Inc., 144A	0.408	(b)	08/16/16	149,400	149,375,424
Australia & New Zealand Banking Group Ltd., 144A	0.664	(b)	10/11/16	71,350	71,249,975
Bank of Nova Scotia, 144A	0.982	(a)	02/17/17	93,400	93,361,426
Bank of Nova Scotia, 144A	1.048	(a)	05/12/17	138,200	138,235,656
BASF SE, 144A	0.637	(b)	09/27/16	52,300	52,259,903
BASF SE, 144A	0.637	(b)	09/28/16	155,700	155,578,113
BASF SE, 144A	1.183	(b)	01/19/17	74,700	74,415,393
BASF SE, 144A	1.214	(b)	01/06/17	30,600	30,498,731
BMW U.S. Capital LLC, 144A	0.418	(b)	08/15/16	37,400	37,393,059
BMW U.S. Capital LLC, 144A	0.459	(b)	08/03/16	29,900	29,898,484
Canadian Imperial Holdings, Inc.	0.664	(b)	10/11/16	146,400	146,251,640
Cargill, Inc., 144A	0.402	(b)	08/02/16	25,000	24,999,106
Cargill, Inc., 144A	0.402	(b)	08/03/16	40,000	39,998,194
Cargill, Inc., 144A	0.408	(b)	08/01/16	25,000	24,999,333
Caterpillar Financial Services Corp.	0.438	(b)	08/23/16	80,000	79,976,722
Caterpillar Financial Services Corp.	0.489	(b)	09/12/16	63,500	63,463,488
Caterpillar Financial Services Corp.	0.489	(b)	09/13/16	85,900	85,849,181
CDP Financial, Inc., 144A	0.582	(b)	08/09/16	44,800	44,795,209
CDP Financial, Inc., 144A	0.623	(b)	09/14/16	37,400	37,380,274
CDP Financial, Inc., 144A	0.623	(b)	09/15/16	33,600	33,581,811
CDP Financial, Inc., 144A	0.654	(b)	09/12/16	50,800	50,774,600
CDP Financial, Inc., 144A	0.736	(b)	10/21/16	21,500	21,475,619
CDP Financial, Inc., 144A	0.818	(b)	11/10/16	41,100	41,035,053
CDP Financial, Inc., 144A	0.828	(b)	11/18/16	53,500	53,404,627
Commonwealth Bank of Australia, 144A	0.982	(a)	02/02/17	164,400	164,443,073
Commonwealth Bank of Australia, 144A	1.086	(a)	04/20/17	173,300	173,316,637
CPPIB Capital, Inc., 144A	0.418	(b)	08/02/16	92,900	92,896,573
CPPIB Capital, Inc., 144A	0.418	(b)	08/15/16	149,400	149,374,390
CPPIB Capital, Inc., 144A	0.418	(b)	08/17/16	74,700	74,685,531
CPPIB Capital, Inc., 144A	0.428	(b)	08/10/16	179,300	179,278,902
CPPIB Capital, Inc., 144A	0.438	(b)	08/22/16	179,300	179,255,413
DNB Bank ASA, 144A	0.772	(b)	11/17/16	169,000	168,609,187
DNB Bank ASA, 144A	1.121	(a)	04/26/17	32,650	32,656,236
Emerson Electric Co., 144A	0.428	(b)	08/08/16	22,400	22,397,903

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
GE Capital Treasury LLC	0.346	%(b)	08/03/16	100,000	$99,995,625
GE Capital Treasury LLC	0.346	(b)	08/04/16	90,100	90,051,196
General Electric Co.	0.346	(b)	08/03/16	64,000	63,997,289
General Electric Co.	0.346	(b)	08/04/16	200,000	199,989,734
HSBC Bank PLC, 144A	1.034	(a)	02/06/17	176,300	176,389,384
ING US Funding LLC	0.715	(b)	09/08/16	31,150	31,126,479
ING US Funding LLC	0.864	(a)	11/09/16	145,550	145,609,675
ING US Funding LLC	0.921	(b)	12/02/16	25,000	24,920,900
International Business Machines Corp., 144A	0.403	(b)	08/23/16	96,425	96,402,300
JPMorgan Securities LLC, 144A	0.849	(a)	10/14/16	174,800	174,891,246
JPMorgan Securities LLC, 144A	1.037	(a)	02/02/17	177,100	177,192,446
KFW, 144A	0.418	(b)	08/17/16	37,400	37,393,703
KFW, 144A	0.479	(b)	09/16/16	37,400	37,375,973
KFW, 144A	0.510	(b)	09/06/16	37,400	37,382,902
KFW, 144A	0.530	(b)	08/26/16	99,400	99,371,627
KFW, 144A	0.546	(b)	08/16/16	319,800	319,749,791
KFW, 144A	0.628	(b)	10/07/16	57,500	57,436,606
Microsoft Corp., 144A	0.408	(b)	08/04/16	224,200	224,188,902
Microsoft Corp., 144A	0.408	(b)	08/09/16	74,700	74,692,901
Microsoft Corp., 144A	0.428	(b)	08/11/16	198,000	197,977,406
National Australia Bank Ltd., 144A	0.997	(a)	02/03/17	177,100	177,154,370
Nestle Capital Corp., 144A	0.377	(b)	08/04/16	18,000	17,999,370
Nestle Capital Corp., 144A	0.561	(b)	08/18/16	35,900	35,894,256
Nestle Capital Corp., 144A	0.561	(b)	08/24/16	29,900	29,893,155
Nestle Capital Corp., 144A	0.561	(b)	08/25/16	38,550	38,540,661
Nestle Finance International Ltd.	0.571	(b)	08/18/16	37,000	36,994,142
Nestle Finance International Ltd., 144A	0.623	(b)	08/05/16	134,500	134,494,377
Novartis Finance Corp., 144A	0.377	(b)	08/03/16	35,400	35,398,353
Novartis Finance Corp., 144A	0.397	(b)	08/02/16	25,000	24,999,078
Novartis Finance Corp., 144A	0.469	(b)	09/01/16	35,100	35,087,237
Novartis Finance Corp., 144A	0.469	(b)	09/12/16	64,100	64,067,950
Ontario Teachers’ Finance Trust, 144A	0.664	(b)	08/03/16	18,700	18,698,504
Ontario Teachers’ Finance Trust, 144A	0.756	(b)	08/11/16	34,400	34,392,733
Ontario Teachers’ Finance Trust, 144A	0.942	(b)	08/29/16	26,200	26,186,114
Ontario Teachers’ Finance Trust, 144A	0.963	(b)	10/17/16	29,100	29,054,281
Ontario Teachers’ Finance Trust, 144A	0.963	(b)	10/19/16	74,700	74,579,023
Ontario Teachers’ Finance Trust, 144A	0.974	(b)	09/30/16	52,300	52,238,953
Ontario Teachers’ Finance Trust, 144A	0.974	(b)	10/03/16	22,400	22,372,321
Ontario Teachers’ Finance Trust, 144A	0.979	(a)	03/06/17	63,500	63,500,000
Ontario Teachers’ Finance Trust, 144A	1.005	(b)	10/27/16	18,700	18,665,966
Ontario Teachers’ Finance Trust, 144A	1.005	(b)	10/28/16	37,400	37,330,810
Ontario Teachers’ Finance Trust, 144A	1.056	(b)	01/09/17	70,200	69,895,870
Pfizer, Inc., 144A	0.530	(b)	08/15/16	112,100	112,082,901

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	27

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Pfizer, Inc., 144A	0.541	%(b)	08/17/16	133,700	$133,676,926
Province of Ontario	0.418	(b)	08/30/16	126,000	125,957,105
PSP Capital, Inc., 144A	0.571	(b)	08/15/16	37,400	37,393,589
PSP Capital, Inc., 144A	0.582	(b)	08/29/16	20,750	20,743,192
PSP Capital, Inc., 144A	0.613	(b)	08/05/16	83,450	83,444,483
PSP Capital, Inc., 144A	0.653	(b)	10/05/16	10,500	10,491,095
PSP Capital, Inc., 144A	0.664	(b)	10/17/16	102,700	102,591,138
PSP Capital, Inc., 144A	0.664	(b)	10/19/16	34,000	33,962,749
PSP Capital, Inc., 144A	0.684	(b)	10/24/16	71,000	70,915,409
PSP Capital, Inc., 144A	0.715	(b)	10/28/16	70,000	69,910,997
PSP Capital, Inc., 144A	0.715	(b)	10/31/16	50,000	49,933,025
Roche Holdings, Inc., 144A	0.414	(b)	08/23/16	74,700	74,680,599
Roche Holdings, Inc., 144A	0.418	(b)	08/24/16	37,400	37,389,844
Roche Holdings, Inc., 144A	0.428	(b)	08/02/16	30,600	30,598,871
Roche Holdings, Inc., 144A	0.438	(b)	08/16/16	20,900	20,896,186
Sanofi, 144A	0.500	(b)	09/07/16	71,000	70,971,364
Sanofi, 144A	0.653	(b)	11/03/16	72,000	71,916,774
Sanofi, 144A	0.664	(b)	11/04/16	105,000	104,876,806
Sanofi, 144A	0.731	(b)	11/23/16	81,000	80,873,113
Sanofi, 144A	0.849	(b)	12/22/16	137,000	136,693,858
Siemens Capital Co. LLC, 144A	0.489	(b)	08/22/16	35,350	35,341,210
Siemens Capital Co. LLC, 144A	0.489	(b)	08/26/16	74,700	74,678,038
Siemens Capital Co. LLC, 144A	0.556	(b)	09/21/16	60,500	60,462,067
Skandinaviska Enskilda Banken AB, 144A	0.664	(b)	10/11/16	131,050	130,906,150
Swedbank AB	0.387	(b)	08/01/16	64,000	63,997,867
Swedbank AB	0.597	(b)	09/16/16	10,500	10,494,055
Texas A&M University	0.600		10/12/16	16,400	16,400,000
Texas A&M University	0.600		10/27/16	22,494	22,494,450
Toronto-Dominion Holdings USA, Inc., 144A	0.756	(b)	10/26/16	198,500	198,125,567
Total Capital Canada Ltd., 144A	0.428	(b)	08/18/16	97,100	97,080,149
Toyota Motor Credit Corp.	0.705	(b)	11/02/16	100,000	99,802,133
Toyota Motor Credit Corp.	0.705	(b)	11/03/16	100,000	99,799,264
Toyota Motor Credit Corp.	0.928	(a)	02/01/17	167,400	167,394,978
Toyota Motor Credit Corp.	0.928	(a)	02/02/17	69,500	69,497,568
University of Texas Permanent Univ. Fund	0.400		08/08/16	11,200	11,200,000
University of Texas Permanent Univ. Fund	0.410		08/18/16	12,700	12,700,000
University of Texas Permanent Univ. Fund	0.410		08/24/16	18,700	18,699,813
University of Texas System Board of Regents Revenue Financing	0.440		09/02/16	18,554	18,554,000
University of Texas System Board of Regents Revenue Financing	0.450		09/13/16	16,400	16,399,836
University of Texas System Board of Regents Revenue Financing	0.450		09/14/16	25,000	25,000,000

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Westpac Banking Corp., 144A	0.623	%(b)	10/03/16	46,300	$46,246,863

TOTAL COMMERCIAL PAPER (cost $9,573,956,457)					9,575,413,746

CORPORATE BONDS 2.5%

Banks 1.5%
ABN AMRO Bank NV, Sr. Unsec’d. Notes, 144A	1.543	(a)	10/28/16	70,700	70,797,778
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A	1.045	(a)	01/10/17	73,600	73,639,082
Bank of America NA, Sr. Unsec’d. Notes	1.096	(a)	11/14/16	14,455	14,470,322
Credit Agricole SA, Sr. Unsec’d. Notes, 144A	1.503	(a)	10/03/16	14,595	14,609,653
Royal Bank of Canada, Sr. Unsec’d. Notes, GMTN	1.117	(a)	09/09/16	4,750	4,753,140
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes	2.375		10/19/16	32,832	32,938,934
Sr. Unsec’d. Notes, MTN	1.117	(a)	09/09/16	21,000	21,012,327
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN	0.773	(a)	09/14/16	121,000	121,023,595
Westpac Banking Corp., Sr. Unsec’d. Notes	1.092	(a)	11/25/16	8,564	8,571,982

					361,816,813

Diversified Financial Services 0.6%
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, MTN, 144A	1.040	(a)	03/27/17	142,000	141,822,500

Multi-National 0.4%
International Finance Corp., Sr. Unsec’d. Notes, GMTN	0.487	(a)	08/01/16	89,700	89,700,000

TOTAL CORPORATE BONDS (cost $593,386,852)					593,339,313

MUNICIPAL BONDS 0.6%

Alaska
Valdez Marine Term. Rev. Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 08/17/16)	0.340	(a)	10/01/25	1,100	1,100,000

Illinois 0.2%
Illinois Fin. Auth. Rev., Northwestern Univ., Subser. C, FRDD (Mandatory put date 08/24/16)	0.440	(a)	12/01/34	57,000	57,000,000

Missouri 0.2%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., FRDD (Mandatory put date 08/24/16)	0.450	(a)	11/16/26	22,660	22,660,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	29

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Missouri (cont’d.)
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Rfdg., FRDD (Mandatory put date 08/24/16)	0.450	%(a)	11/15/39	10,350	$10,350,000

					33,010,000

Texas 0.2%
Lower Neches Vly. TX. Auth. Indl. Dev., Rev., FRDD (Mandatory put date 08/17/16)	0.340	(a)	11/01/38	30,000	30,000,000
University of Texas System Board of Regents Revenue Financing, Rev., Ser. B, Rfdg., FRDD (Mandatory put date 08/24/16)	0.430	(a)	08/01/33	20,250	20,250,000

					50,250,000

TOTAL MUNICIPAL BONDS (cost $141,360,000)					141,360,000

TIME DEPOSITS 2.5%
Australia & New Zealand Banking Group Ltd.	0.420		08/01/16	188,000	188,000,000
Bank of New York Mellon (The)	0.200		08/01/16	200,000	200,000,000
Branch Banking & Trust Co.	0.270		08/01/16	50,000	50,000,000
Credit Industriel et Commercial	0.300		08/01/16	50,000	50,000,000
U.S. Bank NA	0.320		08/01/16	125,168	125,168,000

TOTAL TIME DEPOSITS (cost $613,168,000)					613,168,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 20.3%
Federal Farm Credit Bank	0.473	(a)	10/13/16	174,500	174,536,645
Federal Farm Credit Bank	0.493	(a)	12/28/16	82,900	82,918,735
Federal Farm Credit Bank	0.506	(a)	08/29/16	74,700	74,708,964
Federal Farm Credit Bank	0.631	(a)	12/12/16	33,600	33,635,549
Federal Home Loan Bank	0.326	(b)	09/23/16	206,000	205,923,780
Federal Home Loan Bank	0.331	(b)	09/14/16 - 09/16/16	125,389	125,349,100
Federal Home Loan Bank	0.334	(b)	09/21/16	130,000	129,944,750
Federal Home Loan Bank	0.440	(a)	09/02/16	17,200	17,200,464
Federal Home Loan Bank	0.442	(a)	09/01/16	196,800	196,816,531
Federal Home Loan Bank	0.448	(a)	08/25/16 - 09/08/16	269,700	269,714,175
Federal Home Loan Bank	0.482	(a)	03/17/17	212,900	212,906,387
Federal Home Loan Bank	0.545	(a)	08/26/16	14,900	14,903,472
Federal Home Loan Bank	0.553	(a)	10/13/16	224,200	224,255,826
Federal Home Loan Bank	0.586	(a)	11/18/16	280,200	280,334,496
Federal Home Loan Bank	0.607	(a)	08/01/17	186,800	187,015,007
Federal Home Loan Bank	0.612	(a)	11/25/16	175,600	175,689,556

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.633	%(a)	01/19/17	196,500	$196,698,465
Federal Home Loan Mortgage Corp.	0.430	(a)	09/02/16	199,100	199,114,932
Federal Home Loan Mortgage Corp.	0.472	(a)	09/16/16	241,300	241,333,782
Federal Home Loan Mortgage Corp.	0.481	(a)	01/12/17	25,400	25,404,267
Federal Home Loan Mortgage Corp.	0.492	(a)	04/20/17	216,700	216,645,825
Federal Home Loan Mortgage Corp.	0.531	(a)	04/27/17	283,900	283,919,873
Federal National Mortgage Assoc.	0.204	(b)	08/01/16	1,181,000	1,181,000,000
Federal National Mortgage Assoc.	0.505	(a)	01/26/17	39,900	39,909,217
Federal National Mortgage Assoc.	0.587	(a)	10/21/16	88,200	88,227,077

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,876,984,430)					4,878,106,875

REPURCHASE AGREEMENTS(c) 12.4%
BNP Paribas Securities Corp., 0.33%, dated 07/29/16, due 08/01/16 in the amount of $860,222,655				860,199	860,199,000
0.35%, dated 07/29/16, due 08/01/16 in the amount of $383,980,199				383,969	383,969,000
Credit Agricole Corporate & Investment Bank, 0.31%, dated 07/26/16, due 08/02/16 in the amount of $464,027,969				464,000	464,000,000
0.33%, dated 07/29/16, due 08/01/16 in the amount of $312,368,590				312,360	312,360,000
Deutsche Bank Securities, Inc., 0.38%, dated 07/29/16, due 08/01/16 in the amount of $90,966,881				90,964	90,964,000
HSBC Securities, Inc., 0.33%, dated 07/29/16, due 08/01/16 in the amount of $260,007,150				260,000	260,000,000
Merrill Lynch, 0.34%, dated 07/29/16, due 08/01/16 in the amount of $85,002,408				85,000	85,000,000
TD Securities (USA) LLC, 0.34%, dated 07/29/16, due 08/01/16 in the amount of $135,023,826				135,020	135,020,000
0.35%, dated 07/29/16 , due 08/01/16 in the amount of $400,011,667				400,000	400,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,991,512,000)					2,991,512,000

TOTAL INVESTMENTS 99.5% (cost $23,921,015,467)					23,924,384,597
Other assets in excess of liabilities 0.5%					109,054,204

NET ASSETS 100.0%					$24,033,438,801

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	31

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	The aggregate value of Repurchase Agreements is $2,991,512,000. Repurchase agreements are collateralized by FHLB (coupon rates 0.000%-5.375%, maturity dates 08/03/16-03/10/23), FHLMC (coupon rates 0.000%-6.750%, maturity dates 09/29/16-04/01/45), FNMA (coupon rates 0.000%-7.250%, maturity dates 09/23/16-07/01/46), and U.S. Treasury Securities (coupon rates 0.000%-4.250%, maturity dates 10/31/16-05/15/46), with the aggregate value, including accrued interest, of $3,051,344,366. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,131,484,663	$—
Commercial Paper	—	9,575,413,746	—
Corporate Bonds	—	593,339,313	—
Municipal Bonds	—	141,360,000	—
Time Deposits	—	613,168,000	—
U.S. Government Agency Obligations	—	4,878,106,875	—
Repurchase Agreements	—	2,991,512,000	—

Total	$—	$23,924,384,597	$—

See Notes to Financial Statements.

32

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2016 were as follows:

Commercial Paper	39.8%
Certificates of Deposit	21.4
U.S. Government Agency Obligations	20.3
Repurchase Agreements	12.4
Time Deposits	2.5
Corporate Bonds	2.5
Municipal Bonds	0.6%

99.5
Other assets in excess of liabilities	0.5

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	33

Prudential Core Ultra Short Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $20,929,503,467)	$20,932,872,597
Repurchase agreements (cost $2,991,512,000)	2,991,512,000
Cash	327
Receivable for investments sold	100,250,000
Interest receivable	9,071,559

Total Assets	24,033,706,483

Liabilities
Management fee payable	174,172
Accrued expenses	74,940
Affiliated transfer agent fee payable	16,667
Dividends payable	1,903

Total Liabilities	267,682

Net Assets	$24,033,438,801

Net assets were comprised of:
Shares of beneficial interest, at par	$24,028,915
Paid-in capital in excess of par	24,004,864,497

24,028,893,412
Distributions in excess of net investment income	(1,142,725)
Accumulated net realized gain on investment transactions	2,318,984
Net unrealized appreciation on investments	3,369,130

Net assets, July 31, 2016	$24,033,438,801

Net asset value and redemption price per share ($24,033,438,801 ÷ 24,028,914,760 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

34

Prudential Core Ultra Short Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2016

Net Investment Income (Loss)
Income
Interest income (net of foreign withholding taxes of $8,122)	$100,614,319

Expenses
Management fee	1,057,438
Custodian and accounting fees	93,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	51,000
Insurance expenses	44,000
Audit fee	13,000
Legal fees and expenses	10,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Miscellaneous	15,658

Total expenses	1,293,096

Net investment income (loss)	99,321,223

Realized Gain (Loss) on Investments
Net realized gain (loss) on investment transactions	2,318,984
Net change in unrealized appreciation (depreciation) on investments	3,369,130

Net gain (loss) on investment transactions	5,688,114

Net Increase (Decrease) In Net Assets Resulting From Operations	$105,009,337

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	35

Prudential Core Ultra Short Bond Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2016	Year Ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$99,321,223	$85,326,218
Net realized gain (loss) on investment transactions	2,318,984	731,698
Net change in unrealized appreciation (depreciation) on investments	3,369,130	—

Net increase (decrease) in net assets resulting from operations	105,009,337	86,057,916

Dividends from net investment income (Note 1)	(100,507,585)	(86,029,922)

Fund share transactions (Note 6)
Net proceeds from shares sold	140,174,060,033	322,681,351,489
Net asset value of shares issued in reinvestment of dividends	98,629,608	91,532,647
Cost of shares reacquired	(158,001,561,460)	(324,600,309,300)

Net increase (decrease) in net assets from Fund share transactions	(17,728,871,819)	(1,827,425,164)

Total increase (decrease)	(17,724,370,067)	(1,827,397,170)

Net Assets:
Beginning of period	41,757,808,868	43,585,206,038

End of period(a)	$24,033,438,801	$41,757,808,868

(a) Includes undistributed net investment income of:	$—	$43,637

See Notes to Financial Statements.

36

Prudential Institutional Money Market Fund

Portfolio of Investments (unaudited)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 20.1%
Bank of America NA	0.807	%(a)	09/01/16	86,400	$86,398,600
Bank of America NA	0.850		10/20/16	24,000	23,997,151
Bank of Montreal	0.690		10/05/16	25,300	25,304,889
Bank of Montreal	0.690		10/13/16	50,600	50,607,654
Bank of Montreal	0.869	(a)	10/14/16	58,900	58,926,452
Bank of Montreal	0.876	(a)	11/14/16	12,000	12,005,835
Bank of Montreal	1.041	(a)	02/01/17	60,000	60,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.640		08/22/16	19,000	19,001,760
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.760		10/03/16	63,200	63,215,350
Canadian Imperial Bank of Commerce	0.650		10/03/16	19,000	19,001,271
Canadian Imperial Bank of Commerce	0.861	(a)	10/15/16	58,900	58,924,894
Canadian Imperial Bank of Commerce	0.982	(a)	02/09/17	59,700	59,719,962
Citibank NA	0.620		08/23/16	58,200	58,208,176
Citibank NA	0.650		09/01/16	47,000	47,009,500
Citibank NA	0.650		10/03/16	20,200	20,204,354
Cooperatieve Rabobank UA	0.750		11/10/16	61,900	61,898,234
Cooperatieve Rabobank UA	0.840	(a)	10/07/16	59,400	59,424,028
Cooperatieve Rabobank UA	1.050	(a)	02/01/17	27,000	27,000,000
Credit Agricole Corporate & INVE	0.900		11/01/16	80,400	80,431,236
Natixis SA	0.410		08/03/16	72,000	72,000,000
Nordea Bank Finland PLC	1.097	(a)	04/21/17	63,200	63,218,549
Royal Bank of Canada	0.848	(a)	09/02/16	71,000	71,021,609
Skandinaviska Enskilda Banken AB	1.037	(a)	05/02/17	4,500	4,500,894
State Street Bank & Trust Co.	0.700		10/25/16	52,000	52,000,000
State Street Bank & Trust Co.	0.787		08/01/16	71,000	71,000,000
State Street Bank & Trust Co.	0.800		08/01/16	25,300	25,300,000
State Street Bank & Trust Co.	0.824	(a)	11/10/16	69,300	69,317,621
State Street Bank & Trust Co.	1.152	(a)	04/18/17	46,000	46,000,000
Sumitomo Mitsui Banking Corp.	0.450		08/08/16	47,500	47,499,998
Svenska Handelsbanken AB	0.655		10/11/16	63,200	63,202,254
Svenska Handelsbanken AB	1.097	(a)	04/21/17	5,100	5,101,492
Toronto Dominion Bank	1.025	(a)	05/19/17	56,900	56,901,906
Toronto Dominion Bank	1.043	(a)	02/01/17	45,000	45,000,000
U.S. Bank Nation Assoc.	0.760		08/24/16	46,800	46,812,160
Wells Fargo Bank NA	0.650		09/06/16	58,200	58,202,514
Wells Fargo Bank NA	0.823	(a)	09/06/16	58,900	58,917,526
Wells Fargo Bank NA	0.824	(a)	11/10/16	12,600	12,603,115
Wells Fargo Bank NA	0.993	(a)	03/01/17	5,600	5,600,375
Wells Fargo Bank NA	1.080	(a)	04/13/17	56,900	56,918,624

					1,822,397,983

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	37

Prudential Institutional Money Market Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER 40.5%
ABN AMRO Funding USA LLC, 144A	0.420	%(b)	08/09/16	15,800	$15,798,525
ABN AMRO Funding USA LLC, 144A	0.542	(b)	10/11/16	14,400	14,384,625
ABN AMRO Funding USA LLC, 144A	0.545	(b)	10/12/16	6,300	6,293,141
ABN AMRO Funding USA LLC, 144A	0.616	(b)	11/07/16	12,600	12,578,923
ABN AMRO Funding USA LLC, 144A	0.624	(b)	11/10/16	6,300	6,288,999
ABN AMRO Funding USA LLC, 144A	0.814	(b)	11/17/16	63,000	62,846,490
ABN AMRO Funding USA LLC, 144A	0.842	(b)	11/18/16	40,000	39,898,267
Apple, Inc., 144A	0.358	(b)	08/10/16	50,600	50,595,477
Apple, Inc., 144A	0.370	(b)	08/16/16	50,600	50,592,204
Apple, Inc., 144A	0.373	(b)	08/19/16	19,500	19,496,367
Australia & New Zealand Banking Group Ltd., 144A	0.657	(b)	10/11/16	24,200	24,168,704
Bank of Nova Scotia, 144A	0.982	(a)	02/17/17	31,600	31,601,395
Bank of Nova Scotia, 144A	1.048	(a)	05/12/17	46,800	46,812,038
BASF SE, 144A	0.501	(b)	09/27/16	17,700	17,685,985
BASF SE, 144A	0.504	(b)	09/28/16	52,700	52,657,294
BASF SE, 144A	0.789	(b)	01/06/17	10,400	10,364,143
BASF SE, 144A	0.835	(b)	01/19/17	25,300	25,200,072
BMW US Capital LLC, 144A	0.418	(b)	08/03/16	10,100	10,099,765
BMW US Capital LLC, 144A	0.423	(b)	08/15/16	12,600	12,597,926
Canadian Imperial Holdings, Inc.	0.542	(b)	10/11/16	49,600	49,547,042
Cargill, Inc., 144A	0.395	(b)	08/02/16	25,000	24,999,726
Cargill, Inc., 144A	0.400	(b)	08/01/16	25,000	25,000,000
Cargill, Inc., 144A	0.400	(b)	08/03/16	40,000	39,999,111
Caterpillar Financial Services Corp.	0.430	(b)	08/23/16	28,000	27,992,642
Caterpillar Financial Services Corp.	0.568	(b)	09/12/16	21,500	21,485,774
Caterpillar Financial Services Corp.	0.571	(b)	09/13/16	29,100	29,080,187
CDP Financial, Inc., 144A	0.389	(b)	08/09/16	15,200	15,198,687
CDP Financial, Inc., 144A	0.430	(b)	09/12/16	17,200	17,191,377
CDP Financial, Inc., 144A	0.434	(b)	09/14/16	12,600	12,593,324
CDP Financial, Inc., 144A	0.436	(b)	09/15/16	11,400	11,393,795
CDP Financial, Inc., 144A	0.540	(b)	10/21/16	7,300	7,291,152
CDP Financial, Inc., 144A	0.593	(b)	11/10/16	13,900	13,876,907
CDP Financial, Inc., 144A	0.812	(b)	11/18/16	19,000	18,953,402
Commonwealth Bank of Australia, 144A	0.982	(a)	02/02/17	55,600	55,620,832
Commonwealth Bank of Australia, 144A	1.086	(a)	04/20/17	58,700	58,713,422
CPPIB Capital, Inc., 144A	0.386	(b)	08/02/16	31,500	31,499,662
CPPIB Capital, Inc., 144A	0.389	(b)	08/10/16	60,700	60,694,097
CPPIB Capital, Inc., 144A	0.392	(b)	08/15/16	50,600	50,592,286
CPPIB Capital, Inc., 144A	0.393	(b)	08/17/16	25,300	25,295,579
CPPIB Capital, Inc., 144A	0.399	(b)	08/22/16	60,700	60,685,892
DNB Bank ASA, 144A	0.757	(b)	11/17/16	60,000	59,864,100

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
DNB Bank ASA, 144A	1.121	%(a)	04/26/17	11,100	$11,102,742
Emerson Electric Co., 144A	0.545	(b)	08/08/16	7,600	7,599,379
GE Capital Treasury LLC	0.340	(b)	08/04/16	108,000	107,996,940
General Electric Co.	0.340	(b)	08/03/16	59,000	58,998,886
HSBC Bank PLC, 144A	1.034	(a)	02/06/17	59,700	59,736,978
Hydro-Quebec, 144A	0.410	(b)	09/12/16	50,000	49,976,083
ING US Funding LLC	0.460	(b)	09/08/16	10,600	10,594,854
ING US Funding LLC	0.864	(a)	11/09/16	49,200	49,217,982
ING US Funding LLC	0.903	(b)	12/02/16	93,000	92,714,025
International Business Machines Co., 144A	0.430	(b)	08/23/16	32,600	32,591,435
JPMorgan Securities LLC, 144A	0.849	(a)	10/14/16	59,200	59,227,544
JPMorgan Securities LLC, 144A	1.037	(a)	02/02/17	59,900	59,937,890
KFW, 144A	0.425	(b)	09/01/16	24,000	23,991,217
KFW, 144A	0.435	(b)	08/17/16	12,600	12,597,567
KFW, 144A	0.436	(b)	08/16/16	108,200	108,180,339
KFW, 144A	0.445	(b)	08/26/16	33,600	33,589,630
KFW, 144A	0.458	(b)	09/06/16	12,600	12,594,239
KFW, 144A	0.469	(b)	09/16/16	12,600	12,592,451
KFW, 144A	0.561	(b)	10/07/16	19,500	19,479,679
Microsoft Corp., 144A	0.347	(b)	08/04/16	75,800	75,797,811
Microsoft Corp., 144A	0.360	(b)	08/11/16	67,000	66,993,300
Microsoft Corp., 144A	0.607	(b)	08/09/16	25,300	25,297,997
National Australia Bank Ltd., 144A	0.997	(a)	02/03/17	59,900	59,925,306
Nestle Capital Corp., 144A	0.372	(b)	08/18/16	12,100	12,097,874
Nestle Capital Corp., 144A	0.394	(b)	08/24/16	10,100	10,097,460
Nestle Capital Corp., 144A	0.398	(b)	08/25/16	13,000	12,996,555
Nestle Finance International Ltd., 144A	0.354	(b)	08/05/16	45,500	45,498,212
Nestle Finance International Ltd., 144A	0.367	(b)	08/18/16	12,500	12,497,835
Novartis Finance Corp., 144A	0.370	(b)	08/03/16	35,000	34,999,281
Novartis Finance Corp., 144A	0.390	(b)	08/02/16	14,100	14,099,847
Novartis Finance Corp., 144A	0.409	(b)	09/01/16	11,900	11,895,808
Novartis Finance Corp., 144A	0.460	(b)	09/12/16	22,100	22,088,140
Novartis Securities Investment Ltd., 144A	0.390	(b)	08/02/16	15,000	14,999,837
Ontario Teacher Financial Trust, 144A	0.621	(b)	09/27/16	30,000	29,970,550
Ontario Teacher Financial Trust, 144A	0.624	(b)	08/03/16	6,300	6,299,782
Ontario Teacher Financial Trust, 144A	0.630	(b)	08/11/16	11,600	11,597,972
Ontario Teacher Financial Trust, 144A	0.641	(b)	08/29/16	8,800	8,795,613
Ontario Teacher Financial Trust, 144A	0.713	(b)	09/30/16	17,700	17,679,007
Ontario Teacher Financial Trust, 144A	0.722	(b)	10/03/16	7,600	7,590,419
Ontario Teacher Financial Trust, 144A	0.763	(b)	10/17/16	9,900	9,883,877
Ontario Teacher Financial Trust, 144A	0.768	(b)	10/19/16	25,300	25,257,458
Ontario Teacher Financial Trust, 144A	0.790	(b)	10/27/16	6,300	6,287,997
Ontario Teacher Financial Trust, 144A	0.793	(b)	10/28/16	12,600	12,575,628

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	39

Prudential Institutional Money Market Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Ontario Teacher Financial Trust, 144A	0.979	%(a)	03/06/17	21,500	$21,500,000
Ontario Teacher Financial Trust, 144A	1.003	(b)	01/09/17	23,800	23,693,804
Pfizer, Inc., 144A	0.416	(b)	08/15/16	37,900	37,893,871
Pfizer, Inc., 144A	0.424	(b)	08/17/16	45,300	45,291,460
Province of Ontario	0.410	(b)	08/30/16	82,800	82,772,653
PSP Capital, Inc., 144A	0.387	(b)	08/05/16	28,300	28,298,785
PSP Capital, Inc., 144A	0.392	(b)	08/15/16	12,600	12,598,079
PSP Capital, Inc., 144A	0.406	(b)	08/29/16	7,000	6,997,791
PSP Capital, Inc., 144A	0.494	(b)	10/05/16	3,500	3,496,883
PSP Capital, Inc., 144A	0.530	(b)	10/17/16	34,800	34,760,637
PSP Capital, Inc., 144A	0.651	(b)	10/19/16	11,000	10,984,310
PSP Capital, Inc., 144A	0.671	(b)	10/24/16	29,000	28,954,663
PSP Capital, Inc., 144A	0.701	(b)	10/28/16	50,000	49,914,444
PSP Capital, Inc., 144A	0.726	(b)	10/31/16	50,000	49,911,528
Roche Holdings, Inc., 144A	0.386	(b)	08/02/16	10,400	10,399,889
Roche Holdings, Inc., 144A	0.393	(b)	08/16/16	7,100	7,098,838
Roche Holdings, Inc., 144A	0.399	(b)	08/23/16	25,300	25,293,830
Roche Holdings, Inc., 144A	0.400	(b)	08/24/16	12,600	12,596,781
Sanofi, 144A	0.468	(b)	09/07/16	24,000	23,988,476
Sanofi, 144A	0.641	(b)	11/03/16	28,000	27,953,209
Sanofi, 144A	0.651	(b)	11/04/16	40,000	39,931,389
Sanofi, 144A	0.717	(b)	11/23/16	31,500	31,428,679
Sanofi, 144A	0.833	(b)	12/22/16	45,700	45,549,330
Siemens Capital Co. LLC, 144A	0.399	(b)	08/22/16	11,900	11,897,234
Siemens Capital Co. LLC, 144A	0.403	(b)	08/26/16	25,300	25,292,931
Siemens Capital Co. LLC, 144A	0.452	(b)	09/21/16	20,500	20,486,874
Skandinaviska Enskilda Banken AB, 144A	0.596	(b)	10/11/16	44,400	44,347,895
Swedbank AB	0.427	(b)	09/16/16	3,500	3,498,090
Toronto Dominion Holdings USA, Inc., 144A	0.741	(b)	10/26/16	71,000	70,874,488
Total Capital Canada Ltd., 144A	0.394	(b)	08/18/16	32,900	32,893,883
Toyota Motor Credit Corp.	0.691	(b)	11/02/16	34,000	33,939,395
Toyota Motor Credit Corp.	0.691	(b)	11/03/16	34,000	33,938,743
Toyota Motor Credit Corp.	0.928	(a)	02/01/17	56,600	56,605,868
Toyota Motor Credit Corp.	0.928	(a)	02/02/17	23,500	23,502,327
UBS Finance (Delaware) LLC	0.530	(b)	09/09/16	40,200	40,176,918
Westpac Banking Corp., 144A	0.650	(b)	10/03/16	15,700	15,682,156

					3,679,918,893

CORPORATE BONDS 2.3%

Banks 1.4%
ABN AMRO Bank, Sr. Unsec’d. Notes, 144A	1.543	(a)	10/28/16	21,700	21,729,041
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes,144A	1.045	(a)	01/10/17	24,900	24,916,089

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America NA, Sr. Unsec’d. Notes	1.096	%(a)	11/14/16	4,900	$4,905,023
Credit Agricole SA, Sr. Unsec’d. Notes, 144A	1.503	(a)	10/03/16	5,000	5,005,591
Royal Bank of Canada, Sr. Unsec’d. Notes, GMTN	1.117	(a)	09/09/16	1,600	1,600,854
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	0.808	(a)	08/17/16	4,300	4,300,660
Toronto Dominion Bank (The),
Sr. Unsec’d. Notes, MTN	1.117	(a)	09/09/16	9,000	9,005,215
Sr. Unsec’d. Notes	2.375		10/19/16	11,100	11,138,450
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN	0.773	(a)	09/14/16	43,000	43,006,402
Westpac Banking Corp., Sr. Unsec’d. Notes	1.092	(a)	11/25/16	2,900	2,902,798

					128,510,123

Diversified Financial Services 0.5%
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, MTN, 144A	1.040	(a)	03/27/17	48,000	47,943,108

Multi-National 0.4%
International Finance Corp., Sr. Unsec’d. Notes, MTN	0.487		08/01/16	30,300	30,300,000

					206,753,231

MUNICIPAL BONDS 2.1%

Alaska 0.1%
Valdez Marine Term Rev. Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 08/17/16)	0.340	(a)	10/01/25	11,000	11,000,000

Illinois 0.2%
Illinois Fin. Auth. Rev., Northwestern Univ., Subser. C, FRDD (Mandatory put date 08/24/16)	0.440	(a)	12/01/34	19,300	19,300,000

Missouri 0.1%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., FRDD (Mandatory put date 08/24/16)	0.450	(a)	11/15/26	7,700	7,700,000
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Rfdg., FRDD (Mandatory put date 08/24/16)	0.450	(a)	11/15/39	3,500	3,500,000

					11,200,000

Texas 1.7%
Gulf Coast Waste Disposal Auth. Rev. Exxon Mobil Proj., FRDD (Mandatory put date 08/10/16)	0.350	(a)	09/01/25	24,600	24,600,000
Lower Neches Vly. TX, Auth. Indl. Dev., Rev., FRDD (Mandatory put date 08/17/16)	0.340	(a)	11/01/38	24,300	24,300,000
Texas A&M University	0.600		10/12/16	5,600	5,600,000
Texas A&M University	0.600		10/27/16	7,498	7,498,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	41

Prudential Institutional Money Market Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Texas (cont’d.)
University of Texas System Board of Regents Revenue Financing, Rev., Ser. B, Rfdg., FRDD (Mandatory put date 08/24/16)	0.430%	08/01/33	6,745	$6,745,000
University of Texas System Board of Regents Revenue Financing	0.440	09/02/16	6,300	6,300,000
University of Texas System Board of Regents Revenue Financing	0.450	09/13/16	5,600	5,600,000
University of Texas System Board of Regents Revenue Financing	0.550	09/12/16	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	0.550	09/13/16	15,000	15,000,000
University of Texas Permanent Univ. Fund	0.400	08/08/16	3,800	3,800,000
University of Texas Permanent Univ. Fund	0.410	08/18/16	4,300	4,300,000
University of Texas Permanent Univ. Fund	0.410	08/24/16	6,300	6,300,000
University of Texas Permanent Univ. Fund	0.450	09/16/16	13,000	13,000,000
University of Texas Permanent Univ. Fund	0.460	09/21/16	12,500	12,500,000

				150,543,000

				192,043,000

REPURCHASE AGREEMENTS(c) 14.6%
Agricole Corporation, 0.310%, dated 07/26/16, due 08/02/16 in the amount of $166,010,006			166,000	166,000,000
0.330%, dated 07/29/16, due 08/01/16 in the amount of $50,001,375			50,000	50,000,000
BNP Paribas Securities Corp., 0.350%, dated 07/29/16, due 08/01/16 in the amount of $400,011,667			400,000	400,000,000
Deutsche Bank Securities, Inc., 0.380%, dated 07/29/16, due 08/01/16 in the amount of $350,011,083			350,000	350,000,000
0.380%, dated 07/29/16, due 08/01/16 in the amount of $59,037,869			59,036	59,036,000
TD Securities (USA) LLC, 0.350%, dated 07/29/16, due 08/01/16 in the amount of $300,008,750			300,000	300,000,000

				1,325,036,000

TIME DEPOSITS 1.3%
Credit Industriel et Commercial	0.300	08/01/16	14,465	14,465,000
U.S. Bank NA	0.320	08/01/16	100,000	100,000,000

				114,465,000

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 18.6%
Federal Farm Credit Bank	0.473	%(a)	10/13/16	59,100	$59,104,013
Federal Farm Credit Bank	0.493	(a)	12/28/16	28,100	28,102,274
Federal Farm Credit Bank	0.506	(a)	08/29/16	25,300	25,301,382
Federal Farm Credit Bank	0.631	(a)	12/12/16	11,400	11,405,639
Federal Home Loan Bank	0.320	(b)	09/23/16	74,000	73,965,138
Federal Home Loan Bank	0.325	(b)	09/16/16	36,000	35,985,050
Federal Home Loan Bank	0.328	(b)	09/21/16	46,000	45,978,625
Federal Home Loan Bank	0.440	(a)	09/02/16	5,800	5,800,153
Federal Home Loan Bank	0.442	(a)	09/01/16	66,700	66,701,584
Federal Home Loan Bank	0.448	(a)	08/25/16 - 09/08/16	91,300	91,301,916
Federal Home Loan Bank	0.482	(a)	03/17/17	72,100	72,081,379
Federal Home Loan Bank	0.545	(a)	08/26/16	5,100	5,100,275
Federal Home Loan Bank	0.553	(a)	10/13/16	75,800	75,818,337
Federal Home Loan Bank	0.586	(a)	11/18/16	94,800	94,839,808
Federal Home Loan Bank	0.607	(a)	08/01/17	63,200	63,242,963
Federal Home Loan Bank	0.612	(a)	11/25/16	59,400	59,426,173
Federal Home Loan Bank	0.633	(a)	01/19/17	66,500	66,538,070
Federal Home Loan Mortgage Corp.	0.430	(a)	09/02/16	67,400	67,399,712
Federal Home Loan Mortgage Corp.	0.472	(a)	09/16/16	81,700	81,702,548
Federal Home Loan Mortgage Corp.	0.481	(a)	01/12/17	8,600	8,600,574
Federal Home Loan Mortgage Corp.	0.492	(a)	04/20/17	73,300	73,286,731
Federal Home Loan Mortgage Corp.	0.531	(a)	04/27/17	96,100	96,107,334
Federal National Mortgage Assoc.	0.204	(b)	08/01/16	437,000	437,000,000
Federal National Mortgage Assoc.	0.505	(a)	01/26/17	13,500	13,501,661
Federal National Mortgage Assoc.	0.587	(a)	10/21/16	29,800	29,803,955

					1,688,095,294

U.S. TREASURY OBLIGATION 0.5%
U.S. Treasury Notes (cost $50,000,000)	0.500		08/01/16	50,000	50,000,000

TOTAL INVESTMENTS 100.0% (amortized cost $9,078,709,401)(d)					9,078,709,401
Other assets in excess of liabilities					3,197,821

NET ASSETS 100.0%					$9,081,907,222

The following abbreviations are used in the semiannual report.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	43

Prudential Institutional Money Market Fund

Portfolio of Investments (unaudited) (continued)

as of July 31, 2016

GMTN—Global Medium Term Note

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	The aggregate value of Repurchase Agreements is $1,325,036,000. Repurchase agreements are collateralized by FHLMC (coupon rates 2.500%-4.000%, maturity dates 11/01/18-06/01/38), FNMA (coupon rates 5.000%-7.000%, maturity dates 01/01/28-05/01/45), and U.S. Treasury Notes (coupon rate 0.125%-3.750%, maturity dates 02/28/17-11/15/43), with the aggregate value, including accrued interest, of $1,351,537,001. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$1,822,397,983	$—
Commercial Paper	—	3,679,918,893	—
Corporate Bonds	—	206,753,231	—
Municipal Bonds	—	192,043,000	—
Repurchase Agreements	—	1,325,036,000	—
Time Deposits	—	114,465,000	—
U.S. Government Agency Obligations	—	1,688,095,294	—
U.S. Treasury Obligation	—	50,000,000	—

Total	$—	$9,078,709,401	$—

See Notes to Financial Statements.

44

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2016 were as follows:

Commercial Paper	40.5%
Certificates of Deposit	20.1
U.S. Government Agency Obligations	18.6
Repurchase Agreements	14.6
Municipal Bonds	2.1
Banks	1.4
Time Deposits	1.3
Diversified Financial Services	0.5%
U.S. Treasury Obligation	0.5
Multi-National	0.4

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	45

Prudential Institutional Money Market Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2016

Assets
Investments at amortized cost which approximates fair value:
Unaffiliated investments	$7,753,673,401
Repurchase agreements	1,325,036,000
Cash	141,890
Receivable for Fund shares sold	360,332,770
Interest receivable	3,273,070

Total assets	9,442,457,131

Liabilities
Payable for Fund shares reacquired	360,332,770
Management fee payable	190,296
Accrued expenses and other liabilities	22,843
Affiliated transfer agent fee payable	4,000

Total liabilities	360,549,909

Net Assets	$9,081,907,222

Net assets were comprised of:
Shares of beneficial interest, at par	$9,081,907
Paid-in capital in excess of par	9,072,825,357

9,081,907,264
Accumulated net investment loss	(5,792)
Accumulated net realized gain on investment transactions	5,750

Net assets, July 31, 2016	$9,081,907,222

Net asset value and redemption price per share ($9,081,907,222 ÷ 9,081,907,264 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

46

Prudential Institutional Money Market Fund

Statement of Operations (unaudited)

Period* Ended July 31, 2016

Net Investment Income (Loss)
Income
Interest income	$1,649,666

Expenses
Management fee	466,128
Custodian and accounting fees	20,000
Transfer agent’s fees and expenses (including affiliated expense of $4,000)	4,000
Audit fee	2,000
Legal fees and expenses	1,000
Miscellaneous	231

Total expenses	493,359
Less: Management fee waiver and/or expense reimbursement	(275,833)

Net expenses	217,526

Net investment income (loss)	1,432,140

Realized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	5,750

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,437,890

*	Commencement of operations was July 19, 2016

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	47

Prudential Institutional Money Market Fund

Statement of Changes in Net Assets (unaudited)

July 19, 2016* through July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,432,140
Net realized gain (loss) on investment transactions	5,750

Net increase (decrease) in net assets resulting from operations	1,437,890

Dividends from net investment income (Note 1)	(1,437,932)

Fund share transactions (Note 6)
Net proceeds from shares sold	10,835,384,116
Net asset value of shares issued in reinvestment of dividends	1,572,186
Cost of shares reacquired	(1,755,049,038)

Net increase (decrease) in net assets from Fund share transactions	9,081,907,264

Total increase (decrease)	9,081,907,222

Net Assets:
Beginning of period	—

End of period	$9,081,907,222

*	Commencement of operations

See Notes to Financial Statements.

48

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Core Fund consists of three separate series—the Prudential Core Ultra Short Bond Fund (formerly, the “Prudential Core Taxable Money Market Fund”) (the “Ultra Short Bond Fund”), the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”) and the Prudential Institutional Money Market Fund (the “Institutional Money Market Fund”) (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Institutional Money Market Fund commenced operations on July 19, 2016.

Pursuant to investment policy changes approved by the Board at its meeting in September 2015, on March 30, 2016 the Ultra Short Bond Fund changed its name from Prudential Core Taxable Money Market Fund to Prudential Core Ultra Short Bond Fund and commenced being managed as an ultra-short bond fund (the “Repositioning”). Pursuant to the Repositioning, the Ultra Short Bond Fund adopted new investment policies and strategies and is no longer subject to the requirements of Rule 2a-7 under the Investment Company Act of 1940. As a result, the Ultra Short Bond Fund was no longer permitted to transact with a stable net asset value (NAV) and was required to move to a fluctuating NAV. Following the Repositioning, Ultra Short Bond Fund continues to invest in a diversified portfolio of short-term debt obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal bonds and notes, and other debt obligations issued or guaranteed by the U.S. Government and government-related entities. The Repositioning did not result in any changes to the Ultra Short Bond Fund’s investment objective, subadviser, benchmark, or portfolio management team. While the Ultra Short Bond Fund is no longer subject to Rule 2a-7 and does not maintain a stable NAV, it is currently intended that the Ultra Short Bond Fund will continue to abide by appropriate limits relating to credit quality, liquidity, and maturity.

The investment objective of the Ultra Short Bond Fund and Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with relative stability of principal.

Note 1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946

Prudential Investment Portfolios 2	49

Notes to Financial Statements (unaudited) (continued)

Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Effective March 30, 2016, the Ultra Short Bond Fund’s fixed income securities are being valued per the policy stated above. Through March 29, 2016, the Ultra Short Bond Fund, which was operating as a money market fund, valued its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

50

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Ultra Short Bond Fund and Institutional Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that

Prudential Investment Portfolios 2	51

Notes to Financial Statements (unaudited) (continued)

is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons positioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements: The Short-Term Bond Fund entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with the counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Short-Term Bond Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating

52

rate payments using interest rate swap contracts. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Short-Term Bond Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that no

Prudential Investment Portfolios 2	53

Notes to Financial Statements (unaudited) (continued)

liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2016, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Dividends and Distributions: The Institutional Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund and the Ultra Short Bond Fund declare all of their net investment income as dividends daily and pay monthly to their shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst

54

undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Ultra Short Bond Fund and the Short-Term Bond Fund’s policy to continue to meet, and the Institutional Money Market Fund to meet, the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Under a management agreement with the Core Funds, PI manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Funds through its Prudential Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Core Fund. PFI is obligated to keep certain books and records of the Core Fund. For its services on the Ultra Short Bond Fund and Short Term Bond Fund, PFI is reimbursed by PI for direct costs, excluding profit and overhead, incurred by PFI in furnishing services to PI. PI pays for the services of PFI on the Institutional Money Market Fund, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Ultra Short Bond Fund and Short Term Bond Fund reimburse PI for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the six months ended July 31, 2016, the costs were at an effective annual rate of .006% for the Ultra Short Bond Fund and .024% for the Short-Term Bond Fund. The management fee paid to PI for the Institutional Money Market Fund, was accrued daily and payable monthly at an annual rate of .15% of the average daily net assets. The manager has contractually agreed through July 31, 2017 to waive fees and/or reimburse expenses so that net annual Fund operating expenses do not exceed .07% of the Fund’s average daily net assets (exclusive of extraordinary and certain other expenses, such as taxes, interest, and brokerage commissions). For the period ended July 31, 2016, the effective management fee paid was .061%.

PI and PGIM, Inc. are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Investment Portfolios 2	55

Notes to Financial Statements (unaudited) (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Short-Term Bond Fund invests in the Ultra Short Bond Fund. Net earnings from the Ultra Short Bond Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities for the six months ended July 31, 2016, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Short-Term Bond Fund	$447,054,341	$789,204,295
Ultra Short Bond Fund*	925,555,000	1,659,939,870

*	Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of July 31, 2016 were as follows:

	Short-Term Bond Fund	Ultra Short Bond Fund
Tax Basis	$3,010,186,580	$23,921,015,467

Appreciation	56,857,563	3,833,312
Depreciation	(45,675,332)	(464,182)

Net Unrealized Appreciation	$11,182,231	$3,369,130

56

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Core Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Short-Term Bond Fund utilized approximately $17,999,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended January 31, 2016. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2016, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$89,702,000
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$265,939,000

The Short-Term Bond Fund elected to treat post-October capital losses of approximately $5,303,000 as having been incurred in the following fiscal year (January 31, 2017).

Management has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

Shares of the Ultra Short Bond Fund, the Short-Term Bond Fund and the Institutional Money Market Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and, as applicable, certain investment advisory clients of PGIM, Inc. As of July 31, 2016, 100% of the shares outstanding were owned by such entities of which 4 shareholders held 28.2% of outstanding shares of the Ultra Short Bond Fund, 3 shareholders held 81.3% of outstanding shares of the Short-Term Bond Fund and 1 shareholder held 5.4% of outstanding shares of the Institutional Money Market Fund.

Prudential Investment Portfolios 2	57

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

	Short-Term Bond Fund		Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2016:
Shares sold	17,255,909	$160,000,000	140,174,060,033	$140,174,060,033
Shares issued in reinvestment of dividends and distributions	2,452,661	22,781,883	98,629,608	98,629,608
Shares reacquired	(17,255,910)	(160,000,000)	(158,001,561,460)	(158,001,561,460)

Net increase (decrease) in shares outstanding	2,452,660	$22,781,883	(17,728,871,819)	$(17,728,871,819)

Year ended January 31, 2016:
Shares sold	6,532,497	$60,600,000	322,681,351,710	$322,681,351,489
Shares issued in reinvestment of dividends and distributions	5,601,204	52,147,100	91,532,647	91,532,647
Shares reacquired	(80,669,793)	(752,316,716)	(324,600,309,300)	(324,600,309,300)

Net increase (decrease) in shares outstanding	(68,536,092)	$(639,569,616)	(1,827,424,943)	$(1,827,425,164)

	Institutional Money Market Fund
	Shares	Amount
Period ended July 31, 2016*:
Shares sold	10,835,384,116	$10,835,384,116
Shares issued in reinvestment of dividends and distributions	1,572,186	1,572,186
Shares reacquired	(1,755,049,038)	(1,755,049,038)

Net increase (decrease) in shares outstanding	9,081,907,264	$9,081,907,264

*	Commencement of operations was July 19, 2016.

Note 7. Borrowings

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the six months ended July 31, 2016.

58

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Note 9. Subsequent Event

Pursuant to the requirements of amended rule 2a-7, the Institutional Money Market Fund will institute the following procedures no later than October 14, 2016. The Fund’s net asset value will float. The value of the Fund’s shares will be calculated to four decimal places and will vary reflecting the value of the portfolio of investments held by the Fund. The Fund will adopt policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Prudential Investment Portfolios 2	59

Financial Highlights (unaudited)

Prudential Core Short-Term Bond Fund
	Six Months Ended July 31,		Year Ended January 31,
	2016(c)		2016(c)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.28		$9.33	$9.33	$9.30	$8.90	$9.01
Income (loss) from investment operations:
Net investment income (loss)	.06		.13	.16	.19	.16	.15
Net realized and unrealized gain (loss) on investment transactions	.03		(.03)	(.04)	(.03)	.37	(.14)
Total from investment operations	.09		.10	.12	.16	.53	.01
Less Dividends:
Dividends from net investment income	(.07)		(.15)	(.12)	(.13)	(.13)	(.12)
Net asset value, end of period	$9.30		$9.28	$9.33	$9.33	$9.30	$8.90
Total Return(a):	.98%		1.04%	1.28%	1.72%	5.97%	.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,024,847		$2,994,467	$3,652,005	$3,687,839	$3,690,104	$3,540,330
Average net assets (000)	$3,006,825		$3,403,519	$3,649,937	$3,680,946	$3,609,806	$3,598,740
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.04%	(d)	.03%	.03%	.03%	.03%	.03%
Expenses before waivers and/or expense reimbursement	.04%	(d)	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	1.30%	(d)	1.34%	1.71%	2.00%	1.74%	1.62%
Portfolio turnover rate	19%	(e)	25%	34%	52%	49%	31%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

60

Prudential Core Ultra Short Bond Fund
	Six Months Ended July 31,		Year Ended January 31,
	2016(c)		2016(c)		2015		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)
Net realized and unrealized gain (loss) on investment transactions	-	(a)	-		-		-		-		-
Total from investment operations	-	(a)	-		-		-		-		-
Dividends and distributions to shareholders	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b):	.27%		.21%		.15%		.15%		.21%		.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,033,439		$41,757,809		$43,585,206		$38,389,097		$33,134,378		$31,319,289
Average net assets (000)	$37,372,345		$41,343,564		$40,003,023		$37,135,455		$33,655,642		$27,404,748
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.01%	(e)	.01%		.01%		.01%		.01%		.01%
Expenses before waivers and/or expense reimbursement	.01%	(e)	.01%		.01%		.01%		.01%		.01%
Net investment income	.53%	(e)	.21%		.15%		.15%		.21%		.19%
Portfolio turnover rate	17%	(d)(f)	-		-		-		-		-

(a)	Less than $.005 per share.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the period.
(d)	The portfolio turnover rate includes floating rate daily demand notes.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	61

Financial Highlights (unaudited) (continued)

Prudential Institutional Money Market Fund
	July 19, 2016(d) through July 31, 2016(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00
Income (loss) from investment operations:
Net investment income and net realized gains	-	(a)
Dividends and distributions to shareholders	-	(a)
Net asset value, end of period	$1.00
Total Return(b)	.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,081,907
Average net assets (000)	$8,749,227
Ratios to average net assets:
Expense after waivers and/or expense reimbursement	.07%	(e)
Expense before waivers and/or expense reimbursement	.16%	(e)
Net investment income	.46%	(e)

(a)	Less than $.005.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Annualized.

See Notes to Financial Statements.

62

Approval of Advisory Agreements

Prudential Core Ultra-Short Bond Fund

(previously Core Taxable Money Market Fund)

Prudential Core Short-Term Bond Fund

The Board of Trustees

The Board of Trustees (the “Board”) of Prudential Core Short-Term Bond Fund and Prudential Core Ultra-Short Bond Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of ten individuals, seven of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with Prudential Investments LLC (“PI”) and each Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its Prudential Fixed Income (“PFI”) unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PI and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of each Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for

[1]	Prudential Core Short-Term Bond Fund and Prudential Ultra-Short Bond Fund are both series of Prudential Investment Portfolios 2.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

The Trustees determined that the overall arrangements between the Funds and PI, which serves as the Funds’ investment manager pursuant to a management agreement, and between PI and PGIM, which, through its PFI unit, serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PI and PFI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PFI, which it noted had been selected by PI, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of each Fund and PFI, and also considered the qualifications, backgrounds and responsibilities of PFI’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PI’s and PFI’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI

Visit our website at prudentialfunds.com

and PFI. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and PFI. The Board noted that PFI is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Funds by PFI, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PI and PFI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Funds’ investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to each Fund during the year ended December 31, 2015 exceeded the benefits gained by PI, resulting in an operating loss to PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PI.

Other Benefits to PI and PFI

The Board considered potential ancillary benefits that might be received by PI and PFI and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Funds’ transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Funds. The Board concluded that the potential benefits to be derived by PFI included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PFI

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Funds for the one-, three-, five-, and ten-year periods ended December 31, 2015. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor for its deliberations.

The mutual funds included in each Fund’s Peer Universe (the Lipper Institutional Money Market Funds Performance Universe for Prudential Core Ultra-Short Bond Fund, and the Lipper Ultra-Short Obligation Funds Performance Universe2 for Prudential Core Short-Term Bond Fund) and the Peer Groups were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Prudential Core Ultra-Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index for all periods.

[2]	Although the Fund is classified in the Lipper Short Investment-Grade Debt Performance Universe, the Lipper Ultra-Short Obligation Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for performance comparisons.

Visit our website at prudentialfunds.com

•	The Board noted that the Fund’s net performance (which reflects the impact of Fund fees and subsidies) in relation to the Peer Universe was in the first quartile over all periods.
•	The Board also noted the challenging money market and interest rate environment since the financial crisis.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Core Short-Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Investment Portfolios 2

Board Approval of Management and Subadvisory Agreements:

Prudential Institutional Money Market Fund

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with Prudential Investments LLC (the Manager) and the proposed subadvisory agreement with PGIM, Inc. (PGIM or the Subadviser) with respect to the Fund prior to the Fund’s commencement of operations. The Board, including a majority of the Independent Trustees, met on June 7-9, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Visit our website at prudentialfunds.com

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of the Fund. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory

Prudential Investment Portfolios 2

Board Approval of Management and Subadvisory Agreements: (continued)

agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board did consider the Subadviser’s track record in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.15% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.075% of the Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a Peer Group chosen by Broadridge of comparable institutional prime money market funds. The Board noted that the Fund’s contractual management fee was in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses).

The Board noted that, to ensure a competitive yield for the Fund, the Manager had indicated a willingness to enter into a contractual fee waiver and expense cap under which the Manager has agreed through a specified date to waive fees and/or reimburse expenses so that the Fund’s net annual operating expenses (exclusive of extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) would not exceed an agreed upon percentage of the Fund’s average daily net assets. The Board noted that the Fund would not be launched until the Board and the Manager reached agreement on the fee waiver and expense cap.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review

Visit our website at prudentialfunds.com

profitability information in connection with the annual renewal of the advisory and subadvisory agreement.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Fund did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadviser to realize economies of scale as the Fund’s assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Fund grew. Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

Prudential Investment Portfolios 2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

 (a)   It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b)   There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 19, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	September 19, 2016